UNITED STATES
	SECURITIES AND EXCHANGE COMMISSION
	   WASHINGTON, D.C. 20549
		  --------

	 	 FORM N-CSR
  		  --------

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

INVESTMENT COMPANY ACT FILE NUMBERS 811-2860; 811-3967;
811-5690; 811-2107

FIRST INVESTORS CASH MANAGEMENT FUND, INC.
FIRST INVESTORS GOVERNMENT FUND, INC.
FIRST INVESTORS SERIES FUND
FIRST INVESTORS FUND FOR INCOME, INC.
(Exact name of registrant as specified in charter)

95 Wall Street
New York, NY 10005
(Address of principal executive offices)   (Zip code)

Joseph I. Benedek
First Investors Management Company, Inc.
581 Main Street
Woodbridge, NJ 07095
1-732-855-2712
(Name and address of agent for service)

REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE:
1-212-858-8000

DATE OF FISCAL YEAR END:  SEPTEMBER 30, 2004

DATE OF REPORTING PERIOD:  SEPTEMBER 30, 2004

Item 1.  Reports to Stockholders

		The Annual Report to Stockholders follows

[First Investors Logo]

TAXABLE BOND & MONEY MARKET FUNDS


CASH MANAGEMENT

GOVERNMENT

INVESTMENT GRADE

FUND FOR INCOME


ANNUAL REPORT
September 30, 2004

Portfolio Manager's Letter

FIRST INVESTORS CASH MANAGEMENT FUND, INC.

Dear Investor:

This is the annual report for the First Investors Cash Management Fund for the fiscal year ended September 30, 2004. During the period, the Fund's return on a net asset value basis was 0.5% for Class A shares and 0.0% for Class B shares. The Fund maintained a $1.00 net asset value for each class of shares throughout the year.

The primary factor that drove the Fund's performance during the reporting period was the short-term interest-rate environment.

During the first half of this period, short-term interest rates remained relatively stable, with a positively sloped yield curve. Rates then rose steadily through the second half, as the economy gained strength and inflation picked up slightly. The Federal Reserve Board ("the Fed") raised short-term rates by 25 basis points (1/4 of 1%) in June 2004, exactly one year after it ended its last easing cycle. Around the same time, the Fed indicated that it would continue to raise the target federal funds rate at a measured pace. The rate has since risen an additional 50 basis points.

The Fund took advantage of a relatively steep yield curve in the beginning of the reporting period, realizing additional returns by selectively investing in longer-term securities. But in the second quarter of 2004, the Fund responded to the increased likelihood of a less accommodative Federal Reserve by focusing its assets on shorter-maturity vehicles. The Fund also effectively used corporate bonds and notes for incremental return, in addition to floating rate securities and various types of callable securities.

The Fund continued to mitigate credit risk by generally limiting the maturity length and overall proportion of corporate-security investments in its portfolio. In addition, the Fund invested a large portion of its assets in U.S. government and agency securities and maintained on average 8% of its assets in domestic bank obligations.

Although money market funds are relatively conservative vehicles, there can be no assurance that they will be able to maintain a stable net asset value of $1.00 per share. Money market mutual funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation
(FDIC) or any other government agency.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

\S\ MICHAEL J. O'KEEFE

Michael J. O'Keefe
Vice President
and Portfolio Manager

October 29, 2004

Understanding Your Fund's Expenses
FIRST INVESTORS TAXABLE BOND AND MONEY MARKET FUNDS

As a mutual fund shareholder, you incur two types of costs: (1) transaction costs, including a sales charge (load) on purchase payments (on Class A shares only), a contingent deferred sales charge on redemptions (on Class B shares only); and (2) ongoing costs, including advisory fees; distribution and service fees (12b-1); and other expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Examples are based on an investment of $1,000 in each Fund at the beginning of the period, April 1, 2004, and held for the entire six-month period ended September 30, 2004. The calculations assume that no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

Actual Expenses Example:

These lines help you to estimate the actual expenses that you paid over the period. The "Ending Account Value" shown is derived from the Fund's actual return, and the "Expenses Paid During Period" shows the dollar amount that would have been paid by an investor who started with $1,000 in each Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To estimate the expense you paid on your account during this period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number given for your Fund under the heading "Expenses Paid During Period".

Hypothetical Expenses Example:

These lines of the table provide information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio for Class A and Class B shares, and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight and help you compare your ongoing costs only and do not reflect any transaction costs, such as front-end or contingent deferred sales charges (loads). Therefore, the hypothetical expense example is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Fund Expenses
FIRST INVESTORS CASH MANAGEMENT FUND, INC.

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing those costs with those of other mutual funds. Please refer to page 2 for a detailed explanation of the information presented in these examples.

----------------------------------------------------------------------------------------------
                                                  Beginning       Ending
                                                   Account        Account    Expenses Paid
                                                    Value          Value     During Period
Expense Example - Class A Shares                  (4/1/04)       (9/30/04)  (4/1/04-9/30/04)*
----------------------------------------------------------------------------------------------
Actual                                           $1,000.00      $1,002.98        $3.51
Hypothetical (5% return before expenses)         $1,000.00      $1,021.50        $3.54
----------------------------------------------------------------------------------------------
                                                  Beginning       Ending
                                                   Account        Account    Expenses Paid
                                                    Value          Value     During Period
Expense Example - Class B Shares                  (4/1/04)      (9/30/04)   (4/1/04-9/30/04)*
----------------------------------------------------------------------------------------------
Actual                                           $1,000.00      $1,000.00        $5.95
Hypothetical (5% return before expenses)         $1,000.00      $1,017.75        $6.01
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of 0.70% for Class
  A shares and 1.19% for Class B shares, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.


Portfolio Composition
ASSET ALLOCATION

(BAR CHART DATA:)

Corporate Notes                                      51.6%
U.S. Government Agency Obligations                   34.1%
Floating Rate Notes                                   7.9%
Bankers' Acceptances                                  6.4%

Portfolio's holdings and allocations are subject to change. Percentages are as of September 30, 2004, and are based on the total value of investments.

Portfolio of Investments
FIRST INVESTORS CASH MANAGEMENT FUND, INC.
September 30, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                        Interest                  $10,000 of
    Amount    Security                                                                Rate*          Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              CORPORATE NOTES--51.2%
    $5,000M   Abbott Laboratories, 11/18/04 +                                         1.75%     $4,988,329        $283
     5,000M   American General Finance Corp., 11/4/04                                 1.76       4,991,685         283
     3,000M   Anheuser-Busch Companies, Inc.,
                10/1/04 +                                                             1.50       3,000,000         170
     3,000M   Archer-Daniels-Midland Co., 10/12/04 +                                  1.53       2,998,595         170
       960M   Associates Corp., NA, 10/15/04                                          1.23         962,553          55
     5,000M   Bristol-Myers Squibb Co., 10/19/04                                      1.76       4,995,598         284
     5,000M   ChevronTexaco Corp., 10/13/04                                           1.72       4,997,133         284
     5,000M   DuPont (E.I.) de Nemours & Co.,
                10/25/04                                                              1.70       4,994,330         284
     2,000M   Exxon Capital Corp., 7/1/05                                             2.08       2,057,676         117
     5,000M   Gannett Company, Inc., 10/5/04 +                                        1.74       4,999,033         284
     4,500M   General Electric Capital Corp., 10/1/04                                 1.70       4,500,000         255
     5,000M   Hewlett-Packard Co., 10/29/04 +                                         1.76       4,993,155         283
     3,000M   International Business Machines Corp.,
                10/8/04                                                               1.72       2,998,997         170
     2,700M   Minnesota, Mining & Manufacturing Co.,
                10/18/04                                                              1.71       2,697,819         153
              National Rural Utilities Cooperative
                Finance Corp.:
     3,000M     10/20/04                                                              1.73       2,997,259         170
     2,000M     10/25/04                                                              1.77       1,997,639         113
     3,500M   New Jersey Natural Gas Co., 11/17/04                                    1.65       3,492,446         198
     4,500M   Paccar Financial Corp., 12/16/04                                        1.82       4,482,700         254
     5,000M   PepsiCo, Inc., 10/14/04 +                                               1.71       4,996,911         284
     5,000M   Pfizer, Inc., 10/8/04 +                                                 1.52       4,998,519         284
     3,000M   Procter & Gamble Co., 11/16/04 +                                        1.60       2,993,855         170
     5,000M   Prudential Funding Corp., 11/8/04                                       1.76       4,990,707         283
     5,000M   Toyota Motor Credit Corp., 10/6/04                                      1.59       4,998,894         284
----------------------------------------------------------------------------------------------------------------------
Total Value of Corporate Notes (cost $90,123,833)                                               90,123,833       5,115
----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT AGENCY
              OBLIGATIONS--33.8%
              Fannie Mae:
     2,500M     10/20/04                                                              1.61       2,497,873         142
     4,500M     10/27/04                                                              1.59       4,494,833         255
       435M     10/27/04                                                              1.65         434,479          25
     1,783M     2/4/05                                                                1.87       1,771,295         101
     2,700M     2/14/05                                                               1.38       2,700,000         153
     2,300M     5/3/05                                                                1.36       2,300,000         131
     2,000M     5/9/05                                                                1.65       1,998,205         113
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                        Interest                  $10,000 of
    Amount    Security                                                                Rate*          Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Fannie Mae (continued):
    $3,660M     5/16/05                                                               1.36%     $3,658,091        $208
     4,000M     5/23/05                                                               1.75       4,000,000         227
       500M     7/14/05                                                               2.28         496,986          28
       555M     7/22/05                                                               2.30         544,536          31
              Federal Farm Credit Bank:
     3,000M     10/18/2004                                                            1.70       2,997,591         170
       750M     12/15/2004                                                            1.24         754,000          43
     1,850M     6/21/2005                                                             2.46       1,849,145         105
              Federal Home Loan Bank:
     1,000M     10/15/2004                                                            1.72       1,000,729          57
       670M     2/15/2005                                                             1.17         676,965          39
     2,700M     2/23/2005                                                             1.41       2,700,000         153
     2,000M     3/22/2005                                                             1.31       2,000,000         113
     2,000M     3/23/2005                                                             1.35       2,000,000         113
     3,000M     3/25/2005                                                             1.37       3,000,000         170
     2,000M     3/28/2005                                                             1.38       2,000,000         113
       955M     3/30/2005                                                             1.32         955,000          54
     2,500M     4/27/2005                                                             1.30       2,499,460         142
     2,000M     5/13/2005                                                             1.56       2,000,000         113
     2,000M     5/27/2005                                                             1.78       2,000,000         113
     1,200M     6/16/2005                                                             2.10       1,194,636          68
       500M     6/17/2005                                                             2.05         498,545          29
     6,500M   Freddie Mac, 10/8/04                                                    1.72       6,497,825         369
----------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Obligations
(cost $59,520,194)                                                                              59,520,194       3,378
----------------------------------------------------------------------------------------------------------------------
              FLOATING RATE NOTES--7.8%
     2,000M   Bank One, NA, 10/8/04                                                   1.66       2,000,047         113
     3,000M   Merrill Lynch & Co., 1/31/05                                            1.79       3,000,000         170
     3,800M   Pitney Bowes Nova Scotia ULC,
                12/21/04 ++                                                           2.23       3,803,017         216
     5,000M   Sallie Mae, 11/18/04                                                    1.74       5,000,000         284
----------------------------------------------------------------------------------------------------------------------
Total Value of Floating Rate Notes (cost $13,803,064)                                           13,803,064         783
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS CASH MANAGEMENT FUND, INC.
September 30, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                        Interest                  $10,000 of
    Amount    Security                                                                Rate*          Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              BANKERS' ACCEPTANCES--6.3%
              Bank of America, NA:
    $2,416M     11/8/04                                                               1.78%     $2,411,060        $137
     2,400M     11/9/04                                                               1.78       2,395,370         136
              JPMorgan Chase & Co.:
     3,500M     10/25/04                                                              1.75       3,495,916         198
     1,505M     11/15/04                                                              1.77       1,501,669          85
     1,368M     11/22/04                                                              1.77       1,364,501          77
----------------------------------------------------------------------------------------------------------------------
Total Value of Bankers' Acceptances (cost $11,168,516)                                          11,168,516         633
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $174,615,607)**                                      99.1%    174,615,607       9,909
Other Assets, Less Liabilities                                                          .9       1,606,668          91
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%   $176,222,275     $10,000
======================================================================================================================

 * The interest rates shown are the effective rates at the time of purchase by the Fund. The interest rates shown on floating rate notes are adjusted periodically; the rates shown are the rates in effect at September 30, 2004.

** Aggregate cost for federal income tax purposes is the same.

 + Security exempt from registration under Section 4(2) of the Securities Act of 1933 (see Note 4).

++ Security exempt from registration under Rule 144A of the Securities
   Act of 1933 (see Note 4).

See notes to financial statements


Portfolio Manager's Letter
FIRST INVESTORS GOVERNMENT FUND, INC.

Dear Investor:

This is the annual report for the First Investors Government Fund for the fiscal year ended September 30, 2004. During the period, the Fund's return on a net asset value basis was 3.0% for Class A shares and 2.3% for Class B shares, including dividends of 51.2 cents per share on Class A shares and
42.8 cents per share on Class B shares.

The Fund invests primarily in Government National Mortgage Association
(GNMA) mortgage-backed bonds. The primary factors that drove the Fund's performance were prepayments on mortgage-backed securities and tighter yield spreads on mortgage-backed bonds versus Treasury securities.

The generally low level of interest rates during the reporting period reduced returns in the mortgage-backed market. Specifically, the average 30-year mortgage rate was the second lowest in over 20 years. This kept refinancings of outstanding mortgages at relatively high levels and caused prepayments on mortgage-backed bonds to remain elevated, thereby reducing returns to investors.

Interest rates rose slightly during the reporting period, resulting in negative returns for Treasuries on a price basis. In contrast, interest rates on GNMAs were unchanged, meaning that the yield spreads between Treasury securities and GNMAs narrowed. This was a favorable development in GNMAs because it meant that they did not have negative returns on a price basis. In combination with higher coupon payments, this allowed GNMAs to outperform the bond market in general.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

\S\ CLARK D. WAGNER

Clark D. Wagner
Director of Fixed Income
and Portfolio Manager

October 29, 2004

Fund Expenses
FIRST INVESTORS GOVERNMENT FUND, INC.

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing those costs with those of other mutual funds. Please refer to page 2 for a detailed explanation of the information presented in these examples.

----------------------------------------------------------------------------------------------
                                                  Beginning       Ending
                                                   Account        Account    Expenses Paid
                                                    Value          Value     During Period
Expense Example - Class A Shares                  (4/1/04)       (9/30/04)  (4/1/04-9/30/04)*
----------------------------------------------------------------------------------------------
 Actual                                           $1,000.00      $1,009.89       $5.53
 Hypothetical (5% return before expenses)         $1,000.00      $1,019.50       $5.55
----------------------------------------------------------------------------------------------
                                                  Beginning       Ending
                                                   Account        Account    Expenses Paid
                                                    Value          Value     During Period
Expense Example - Class B Shares                  (4/1/04)       (9/30/04)  (4/1/04-9/30/04)*
----------------------------------------------------------------------------------------------
 Actual                                           $1,000.00       $1,006.08       $9.28
 Hypothetical (5% return before expenses)         $1,000.00       $1,015.75       $9.32
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of 1.10% for Class A shares and 1.85% for Class B shares, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.



Portfolio Composition
ASSET ALLOCATION

(BAR CHART DATA:)

Fannie Mae                                           20.0%
Government National Mortgage Association I Program   74.4%
Government National Mortgage Association II Program   2.8%
Cash Equivalents                                      2.8%

Portfolio's holdings and allocations are subject to change. Percentages are as of September 30, 2004, and are based on the total value of investments.

Cumulative Performance Information
FIRST INVESTORS GOVERNMENT FUND, INC.

Comparison of change in value of $10,000 investment in the First Investors Government Fund, Inc. (Class A shares), the Citigroup Mortgage Index, the Citigroup Treasury/Government Sponsored Index and the Merrill Lynch GNMA Master Index.+

First Investors Government Fund
Graph Plot Points
for the periods Ended 9/30/04
                                                                      Merrill
                                            Citigroup   Citigroup       Lynch
                               Government    Mortgage   Treasury/        GNMA
                                     Fund       Index       Index       Index
Dec-94                            $ 9,425     $10,000     $10,000     $10,000
Dec-95                             10,837      11,677      11,840      11,712
Dec-96                             11,218      12,303      12,188      12,364
Dec-97                             12,160      13,443      13,364      13,544
Sep-98                             12,894      14,261      14,691      14,381
Sep-99                             12,958      14,604      14,440      14,740
Sep-00                             13,785      15,691      15,473      15,881
Sep-01                             15,231      17,623      17,520      17,799
Sep-02                             16,110      18,942      19,287      19,155
Sep-03                             16,606      19,604      19,989      19,883
Sep-04                             17,107      20,470      20,507      20,683

(INSET BOX IN CHART READS:)

                       Average Annual Total Returns*
Class A Shares        N.A.V. Only  S.E.C. Standardized
  One Year               3.01%          (2.91%)
  Five Years             5.79%          4.54%
  Ten Years              6.19%          5.56%
  S.E.C. 30-Day Yield           3.52%
Class B Shares
  One Year               2.25%          (1.75%)
  Five Years             5.00%          4.67%
  Since Inception
  (1/12/95)              5.73%          5.73%
  S.E.C. 30-Day Yield           2.99%

  The graph compares a $10,000 investment in the First Investors Government Fund, Inc. (Class A shares) beginning 12/31/94 with theoretical investments in the Citigroup Mortgage Index, the Citigroup Treasury/Government Sponsored Index and the Merrill Lynch GNMA Master Index (the "Indices"). The Citigroup Mortgage Index is a market capitalization-weighted index that consists of all agency pass-throughs and FHA and GNMA project notes. The Citigroup Treasury/Government Sponsored Index is a market capitalization-weighted index that consists of debt issued by the U.S. Treasury and U.S. Government sponsored agencies. The Merrill Lynch GNMA Master Index is a market capitalization-weighted index, including generic-coupon GNMA mortgages, with at least $150 million principal amounts outstanding. Every issue included in the Indices is trader-priced, and the Indices follow consistent and realistic availability limits, including only those securities with sufficient amounts outstanding. It is not possible to invest directly in these Indices. In addition, the Indices do not take into account fees and expenses that an investor would incur in purchasing securities in these Indices. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 9/30/04) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B "S.E.C. Standardized" returns are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Returns for One Year, Five Years and Ten Years would have been (3.36%), 4.11% and 5.16%, respectively, and the S.E.C. 30-Day Yield for September 2004 would have been 3.08%. The Class B "S.E.C. Standardized" Average Annual Total Returns for One Year, Five Years and Since Inception would have been (2.22%), 4.19% and 5.32%, respectively, and the S.E.C. 30-Day Yield for

FIRST INVESTORS GOVERNMENT FUND, INC.

  September 2004 would have been 2.53%. Results represent past performance and do not indicate future results.The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Citigroup Mortgage Index and Citigroup Treasury/Government Sponsored Index figures are from Citigroup, Inc. Merrill Lynch GNMA Master Index figures are from Merrill Lynch & Co. and all other figures are from First Investors Management Company, Inc.

+ We have added a comparison to the Merrill Lynch GNMA Master Index this year because that Index is more representative of the Fund's current investment universe. After this year, we will not show a comparison to the Citigroup Mortgage Index and the Citigroup Treasury/Government Sponsored Index.

Portfolio of Investments
FIRST INVESTORS GOVERNMENT FUND, INC.
September 30, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              MORTGAGE-BACKED CERTIFICATES--94.8%
              Fannie Mae--19.5%
   $28,397M     5.5%, 4/1/2033-7/1/2034                                                        $28,851,832      $1,475
     7,518M     6%, 9/1/2032                                                                     7,792,362         398
     1,303M     8%, 9/1/2027                                                                     1,446,728          74
----------------------------------------------------------------------------------------------------------------------
                                                                                                38,090,922       1,947
----------------------------------------------------------------------------------------------------------------------
              Government National Mortgage Association
              I Program--72.5%
    39,360M     5.5%, 3/15/2033-9/15/2034                                                       40,200,412       2,054
    34,281M     6%, 3/15/2031-8/15/2034                                                         35,688,507       1,824
    37,029M     6.5%, 3/15/2028-7/15/2034                                                       39,294,682       2,008
    13,615M     7%, 7/15/2027-4/15/2034                                                         14,561,535         744
     7,826M     7.5%, 7/15/2023-6/15/2034                                                        8,440,242         431
     3,435M     8%, 4/15/2030-6/15/2034                                                          3,780,057         193
----------------------------------------------------------------------------------------------------------------------
                                                                                               141,965,435       7,254
----------------------------------------------------------------------------------------------------------------------
              Government National Mortgage Association
              II Program--2.8%
     3,700M     7%, 6/20/2023-10/20/2029                                                         3,948,060         202
     1,334M     7.5%, 12/20/2022-10/20/2023                                                      1,438,704          73
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,386,764         275
----------------------------------------------------------------------------------------------------------------------
Total Value of Mortgage-Backed Certificates (cost $183,172,172)                                185,443,121       9,476
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM U.S. GOVERNMENT
              OBLIGATIONS--2.7%
              U.S. Treasury Bills:
     4,800M     1.5%, 10/7/04                                                                    4,798,800         245
       500M     1.44%, 10/14/04                                                                    499,740          26
----------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term U.S. Government Obligations
(cost $5,298,540)                                                                                5,298,540         271
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $188,470,712)                                        97.5%    190,741,661       9,747
Other Assets, Less Liabilities                                                         2.5       4,955,729         253
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%   $195,697,390     $10,000
======================================================================================================================

See notes to financial statements


Portfolio Manager's Letter
FIRST INVESTORS INVESTMENT GRADE FUND

Dear Investor:

This is the annual report for the First Investors Investment Grade Fund for the fiscal year ended September 30, 2004. During the period, the Fund's return on a net asset value basis was 3.6% for Class A shares and 2.7% for Class B shares, including dividends of 52.5 cents per share on Class A shares and 45.3 cents per share on Class B shares.

Corporate bonds beat government bond benchmarks during the reporting period. This was in part due to a strengthening economy, as well as a series of capital structure policies adopted by the corporate sector to improve creditworthiness following a series of difficult credit problems in 2002. Companies in general strove for greater financial liquidity, net debt reduction and moderate amounts of equity buybacks.

The most important drivers of the Fund's performance during the reporting period were the interest rate environment and the Fund's sector concentrations. The Fund intentionally shortened the average duration of its holdings from 5.65 years to 4.94 years during the period to guard against the risk of an increase in interest rates. However, this adjustment did not benefit the Fund as anticipated because interest rates declined during the latter part of the reporting period.

The Fund's airlines holdings performed well during the year, as did utilities and forest products. Concentrations in the financial services and real estate sectors, both of which are rate-sensitive, lagged slightly due to continuing interest rate concerns. The Fund's underweight positions in automotive holdings, the energy sector and other basic industries also hurt performance.

Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

\S\GEORGE V. GANTER

George V. Ganter
Vice President
and Portfolio Manager

October 29, 2004

Fund Expenses
FIRST INVESTORS INVESTMENT GRADE FUND

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing those costs with those of other mutual funds. Please refer to page 2 for a detailed explanation of the information presented in these examples.

----------------------------------------------------------------------------------------------
                                                  Beginning       Ending
                                                   Account        Account    Expenses Paid
                                                    Value          Value     During Period
Expense Example - Class A Shares                  (4/1/04)       (9/30/04)  (4/1/04-9/30/04)*
----------------------------------------------------------------------------------------------
Actual                                            $1,000.00        $999.97       $5.50
Hypothetical (5% return before expenses)          $1,000.00      $1,019.50       $5.55
----------------------------------------------------------------------------------------------
                                                  Beginning       Ending
                                                   Account        Account    Expenses Paid
                                                    Value          Value     During Period
Expense Example - Class B Shares                  (4/1/04)       (9/30/04)  (4/1/04-9/30/04)*
----------------------------------------------------------------------------------------------
Actual                                            $1,000.00        $995.43       $9.23
Hypothetical (5% return before expenses)          $1,000.00      $1,015.75       $9.32
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of 1.10% for Class A shares and 1.85% for Class B shares, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period). Expenses paid during the period are net of expenses waived.



Portfolio Composition
TOP TEN SECTORS

(BAR CHART DATA:)

Financials                               19.5%
Consumer Staples                         15.3%
U.S. Government Obligations               9.2%
Consumer Discretionary                    9.0%
Real Estate Investment Trusts             8.4%
Transportation                            8.2%
Utilities                                 7.8%
Industrials                               5.8%
Materials                                 5.2%
Telecommunication Services                3.2%

Portfolio's holdings and allocations are subject to change. Percentages are as of September 30, 2004, and are based on the total value of investments.

Cumulative Performance Information
FIRST INVESTORS INVESTMENT GRADE FUND

Comparison of change in value of $10,000 investment in the First Investors Investment Grade Fund (Class A shares) and the Lehman Brothers U.S. Credit Index.

First Investors Investment Grade Fund
Graph Plot Points
for the periods Ended 9/30/04

                                    Investment        Lehman
                                         Grade   U.S. Credit
                                          Fund         Index
Dec-94                                 $ 9,425       $10,000
Dec-95                                  11,258        12,225
Dec-96                                  11,528        12,626
Dec-97                                  12,581        13,918
Sep-98                                  13,624        15,020
Sep-99                                  13,322        14,810
Sep-00                                  13,993        15,673
Sep-01                                  15,522        17,726
Sep-02                                  16,529        19,178
Sep-03                                  18,007        21,186
Sep-04                                  18,650        22,127

(INSET BOX IN CHART READS:)

                        Average Annual Total Returns*
Class A Shares        N.A.V. Only    S.E.C. Standardized
  One Year               3.57%             (2.41%)
  Five Years             6.96%              5.70%
  Ten Years              7.08%              6.45%
  S.E.C. 30-Day Yield             3.25%
Class B Shares
  One Year               2.74%             (1.26%)
  Five Years             6.16%              5.85%
  Since Inception
  (1/12/95)              6.70%              6.70%
  S.E.C. 30-Day Yield             2.71%

  The graph compares a $10,000 investment in the First Investors Investment Grade Fund (Class A shares) beginning 12/31/94 with a theoretical investment in the Lehman Brothers U.S. Credit Index (the "Index"). The Index includes all publicly issued, fixed-rate, nonconvertible investment grade dollar-denominated, S.E.C.-registered corporate debt. All issues have at least one year to maturity and an outstanding par value of at least $150 million. It is not possible to invest directly in this Index. In addition, the Index does not take into account fees and expenses that an investor would incur in purchasing securities in the Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 9/30/04) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B "S.E.C. Standardized" returns are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). During the periods shown, some of the expenses of the Fund were waived or assumed. If such expenses had been paid by the Fund, the Class A "S.E.C. Standardized" Average Annual Total Returns for One Year, Five Years and Ten Years would have been (2.63%), 5.49% and 6.16%, respectively, and the S.E.C. 30-Day Yield for September 2004 would have been 3.07%. The Class B "S.E.C. Standardized" Average Annual Total Returns for One Year, Five Years and Since Inception would have been (1.48%), 5.61% and 6.41%, respectively, and the S.E.C. 30-Day Yield for September 2004 would have been 2.52%. Results represent past performance and do not indicate future results.The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Lehman Brothers U.S. Credit Index figures are from Lehman Brothers, Inc. and all other figures are from First Investors Management Company, Inc.


Portfolio of Investments
FIRST INVESTORS INVESTMENT GRADE FUND
September 30, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              CORPORATE BONDS--81.5%
              Aerospace/Defense--2.0%
      $100M   Boeing Capital Corp., 4.75%, 2008                                                   $104,355          $5
              Honeywell International, Inc.:
     1,500M     7.5%, 2010                                                                       1,750,307          88
       975M     6.125%, 2011                                                                     1,075,249          54
              Precision Castparts Corp.:
       700M     8.75%, 2005                                                                        718,284          36
       400M     5.6%, 2013                                                                         410,220          21
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,058,415         204
----------------------------------------------------------------------------------------------------------------------
              Automotive--2.7%
     2,000M   DaimlerChrysler NA Holdings Corp., 8%, 2010                                        2,328,012         117
       886M   Ford Motor Co., 8.9%, 2032                                                           996,909          50
       500M   Lear Corp., 8.11%, 2009                                                              577,862          29
       717M   TRW, Inc., 7.125%, 2009                                                              799,188          40
       700M   Visteon Corp., 8.25%, 2010                                                           740,250          37
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,442,221         273
----------------------------------------------------------------------------------------------------------------------
              Chemicals--.4%
       700M   Lubrizol Corp., 7.25%, 2025                                                          725,504          36
----------------------------------------------------------------------------------------------------------------------
              Consumer Non-Durables--1.8%
     1,800M   Colgate-Palmolive Co., 7.84%, 2007                                                 2,013,687         101
     1,415M   Unilever Capital Corp., 6.875%, 2005                                               1,479,489          74
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,493,176         175
----------------------------------------------------------------------------------------------------------------------
              Energy--1.8%
       500M   Mobil Corp., 8.625%, 2021                                                            685,659          35
       833M   Repsol International Finance, BV, 7.45%, 2005                                        864,828          43
       975M   Sunoco, Inc., 9.375%, 2016                                                         1,066,228          54
       800M   Texaco Capital, Inc., 8.25%, 2006                                                    884,170          44
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,500,885         176
----------------------------------------------------------------------------------------------------------------------
              Financial--6.5%
       875M   American General Finance Corp., 8.125%, 2009                                       1,023,475          51
              CIT Group Holdings, Inc.:
       300M     6.875%, 2009                                                                       337,476          17
     1,900M     7.75%, 2012                                                                      2,251,850         113
----------------------------------------------------------------------------------------------------------------------






Portfolio of Investments (continued)
FIRST INVESTORS INVESTMENT GRADE FUND
September 30, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Financial (continued)
              ERAC USA Finance Enterprise Co.:
      $750M     9.125%, 2004                                                                      $759,635         $38
     1,775M     7.35%, 2008 +                                                                    1,987,959         100
       520M     8%, 2011 +                                                                         617,064          31
       400M   Ford Motor Credit Co., 9.03%, 2009                                                   404,443          20
              General Electric Capital Corp.:
       850M     7.875%, 2006                                                                       934,407          47
       700M     8.5%, 2008                                                                         819,123          41
     1,550M   General Motors Acceptance Corp., 7.75%, 2010                                       1,705,090          86
     1,825M   Household Finance Corp., 6.5%, 2008                                                2,009,975         101
----------------------------------------------------------------------------------------------------------------------
                                                                                                12,850,497         645
----------------------------------------------------------------------------------------------------------------------
              Financial Services--12.6%
              Bank of America Corp.:
     1,067M     7.8%, 2010                                                                       1,254,860          63
     1,225M     7.4%, 2011                                                                       1,429,500          72
              Bank One Corp.:
     1,165M     7.6%, 2007                                                                       1,289,795          65
       700M     7.875%, 2010                                                                       827,215          42
       700M   Chase Manhattan Corp., 7.875%, 2010                                                  824,499          41
     1,750M   Comerica, Inc., 7.125%, 2013                                                       1,935,724          97
     1,595M   Fifth Third Bank, 3.375%, 2008                                                     1,582,020          79
     1,200M   First Union National Bank, 7.8%, 2010                                              1,415,173          71
     1,000M   Fleet Capital Trust II, 7.92%, 2026                                                1,115,334          56
     1,500M   Florida Windstorm Underwriting Assoc.,
                7.125%, 2019 +                                                                   1,771,518          89
     1,200M   Greenpoint Bank, 9.25%, 2010                                                       1,497,359          75
       775M   Huntington National Bank, 8%, 2010                                                   910,559          46
       795M   Manufacturers & Traders Trust Co., 8%, 2010                                          953,236          48
     1,200M   National City Bank of Pennsylvania,
                7.25%, 2011                                                                      1,398,445          70
       288M   NBD Bancorp, Inc., 7.125%, 2007                                                      315,797          16
     1,125M   Old National Bank, 6.75%, 2011                                                     1,269,192          64
     1,298M   Republic NY Corp., 7.75%, 2009                                                     1,499,045          75
     1,600M   Royal Bank of Scotland, 5%, 2014                                                   1,623,230          81
     1,825M   Washington Mutual, Inc., 8.25%, 2010                                               2,162,357         108
----------------------------------------------------------------------------------------------------------------------
                                                                                                25,074,858       1,258
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Food/Beverage/Tobacco--3.6%
              Coca-Cola Enterprises, Inc.:
    $1,050M     7.125%, 2009                                                                    $1,202,347         $60
       800M     7.125%, 2017                                                                       948,945          48
     1,995M   Conagra Foods, Inc., 6.75%, 2011                                                   2,247,792         113
       700M   Hershey Foods Corp., 6.7%, 2005                                                      727,106          36
     1,000M   Pepsi Bottling Group, Inc., 7%, 2029                                               1,185,731          60
       900M   Philip Morris Companies, Inc., 6.95%, 2006                                           944,637          47
----------------------------------------------------------------------------------------------------------------------
                                                                                                 7,256,558         364
----------------------------------------------------------------------------------------------------------------------
              Food/Drug--2.7%
     1,550M   Delhaize America, Inc., 8.125%, 2011                                               1,777,887          89
     1,600M   Kroger Co., 7%, 2018                                                               1,823,194          92
              Safeway, Inc.:
       510M     7%, 2007                                                                           555,408          28
       450M     9.3%, 2007                                                                         503,787          25
       700M     6.5%, 2011                                                                         766,081          38
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,426,357         272
----------------------------------------------------------------------------------------------------------------------
              Forest Products/Containers--2.9%
     1,690M   International Paper Co., 6.75%, 2011                                               1,885,830          95
     1,725M   Sappi Papier Holding AG, 6.75%, 2012 +                                             1,895,592          95
              Weyerhaeuser Co.:
     1,100M     7.25%, 2013                                                                      1,265,601          63
       545M     7.5%, 2013                                                                         633,104          32
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,680,127         285
----------------------------------------------------------------------------------------------------------------------
              Gaming/Leisure--.8%
       750M   MGM Mirage, Inc., 8.5%, 2010                                                         855,938          43
       750M   Park Place Entertainment Corp., 9.375%, 2007                                         838,125          42
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,694,063          85
----------------------------------------------------------------------------------------------------------------------
              Health Care--2.9%
     1,880M   Becton, Dickinson & Co., 7.15%, 2009                                               2,145,841         108
       900M   Columbia/HCA Healthcare, Inc., 7.5%, 2023                                            925,342          46
     1,130M   Tenet Healthcare Corp., 6.375%, 2011                                               1,019,825          51
     1,500M   Wyeth, 6.95%, 2011                                                                 1,670,172          84
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,761,180         289
----------------------------------------------------------------------------------------------------------------------






Portfolio of Investments (continued)
FIRST INVESTORS INVESTMENT GRADE FUND
September 30, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Information Technology--.5%
      $950M   International Business Machines Corp.,
                4.875%, 2006                                                                      $986,650         $49
----------------------------------------------------------------------------------------------------------------------
              Manufacturing--2.9%
       875M   Ingersoll-Rand Co., 9%, 2021                                                       1,184,510          60
     1,600M   Newell Rubbermaid, Inc., 6.75%, 2012                                               1,821,589          91
              United Technologies Corp.:
       900M     6.5%, 2009                                                                       1,002,942          50
     1,600M     7.125%, 2010                                                                     1,852,075          93
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,861,116         294
----------------------------------------------------------------------------------------------------------------------
              Media-Broadcasting--1.8%
              Comcast Cable Communications, Inc.:
     1,300M     8.375%, 2007                                                                     1,453,048          73
       850M     7.125%, 2013                                                                       962,941          48
       500M   Cox Communications, Inc., 5.5%, 2015                                                 477,189          24
       700M   PanAmSat Corp., 6.375%, 2008                                                         714,000          36
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,607,178         181
----------------------------------------------------------------------------------------------------------------------
              Media-Diversified--5.0%
       750M   AOL Time Warner, Inc., 6.875%, 2012                                                  838,009          42
     1,480M   Cox Enterprises, Inc., 8%, 2007 +                                                  1,589,257          80
       500M   Houghton Mifflin Co., 7.2%, 2011                                                     523,125          26
              New York Times Co.:
       700M     7.625%, 2005                                                                       717,177          36
       500M     6.95%, 2009                                                                        568,707          29
     1,600M   News America, Inc., 7.3%, 2028                                                     1,812,299          91
     1,000M   Time Warner, Inc., 6.875%, 2018                                                    1,095,150          55
              Viacom, Inc.:
       775M     7.75%, 2005                                                                        802,775          40
       500M     8.625%, 2012                                                                       618,443          31
       360M     8.875%, 2014                                                                       463,054          23
       900M   Walt Disney Co., 7.3%, 2005                                                          915,512          46
----------------------------------------------------------------------------------------------------------------------
                                                                                                 9,943,508         499
----------------------------------------------------------------------------------------------------------------------
              Metals/Mining--1.8%
     1,846M   Hanson PLC, 7.875%, 2010                                                           2,165,129         109
     1,350M   Thiokol Corp., 6.625%, 2008                                                        1,485,489          74
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,650,618         183
----------------------------------------------------------------------------------------------------------------------






----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Real Estate Investment Trusts--7.4%
    $1,654M   Archstone-Smith Trust, 7.9%, 2016                                                 $1,962,064         $98
              AvalonBay Communities, Inc.:
     1,900M     7.5%, 2010                                                                       2,186,644         109
       200M     6.625%, 2011                                                                       220,487          11
     1,800M   Boston Properties, Inc., 5%, 2015                                                  1,749,443          88
     1,350M   Duke-Weeks Realty Corp., 7.75%, 2009                                               1,570,402          79
              EOP Operating LP:
     1,705M     8.1%, 2010                                                                       1,988,574         100
       150M     7.25%, 2018                                                                        170,915           9
     1,900M   Mack-Cali Realty LP, 7.75%, 2011                                                   2,205,036         110
              Simon Property Group, Inc.:
     1,875M     7.875%, 2016 +                                                                   2,235,188         112
       425M     7.375%, 2018                                                                       491,591          25
----------------------------------------------------------------------------------------------------------------------
                                                                                                14,780,344         741
----------------------------------------------------------------------------------------------------------------------
              Retail-General Merchandise--4.3%
     1,750M   Federated Department Stores, Inc., 7.45%, 2017                                     2,059,167         103
       900M   Lowe's Companies, Inc., 8.25%, 2010                                                1,086,664          54
     1,675M   RadioShack Corp., 7.375%, 2011                                                     1,930,404          97
              Target Corp.:
       235M     5.375%, 2009                                                                       250,624          12
     1,620M     7.5%, 2010                                                                       1,907,440          96
              Wal-Mart Stores, Inc.:
       850M     8%, 2006                                                                           929,916          47
       400M     8.5%, 2024                                                                         416,541          21
----------------------------------------------------------------------------------------------------------------------
                                                                                                 8,580,756         430
----------------------------------------------------------------------------------------------------------------------
              Telecommunications--3.1%
     1,200M   Deutsche Telekom AG, 8.5%, 2010                                                    1,439,972          72
              GTE Corp.:
       909M     6.84%, 2018                                                                      1,006,325          50
       500M     7.9%, 2027                                                                         549,037          28
       800M   New York Telephone Co., 6.125%, 2010                                                 853,325          43
     1,325M   Sprint Capital Corp., 6.375%, 2009                                                 1,450,912          73
       750M   Vodafone AirTouch PLC, 7.75%, 2010                                                   880,775          44
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,180,346         310
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS INVESTMENT GRADE FUND
September 30, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------

              Transportation--4.8%
              Burlington Northern Santa Fe Corp.:
      $725M     7.875%, 2007                                                                      $804,994         $40
     1,125M     7.125%, 2010                                                                     1,283,513          64
       700M     6.75%, 2011                                                                        787,299          38
       600M   Caliber System, Inc., 7.8%, 2006                                                     648,450          33
              Canadian National Railway Co.:
     1,015M     6.45%, 2006                                                                      1,072,228          54
       850M     7.375%, 2031                                                                     1,032,109          52
       650M   FedEx Corp., 3.5%, 2009                                                              639,517          32
       800M   Norfolk Southern Corp., 7.7%, 2017                                                   968,706          49
     1,700M   Union Pacific Corp., 7.375%, 2009                                                  1,944,690          98
       300M   Union Pacific Railroad, 7.28%, 2011                                                  352,731          18
----------------------------------------------------------------------------------------------------------------------
                                                                                                 9,534,237         478
----------------------------------------------------------------------------------------------------------------------
              Utilities--7.6%
       500M   Cogentrix Energy, Inc., 8.75%, 2008 +                                                585,661          29
       700M   Columbia Energy Group, 6.8%, 2005                                                    729,369          37
              Consumers Energy Co.:
       735M     6.375%, 2008                                                                       796,006          40
     1,500M     6.875%, 2018                                                                     1,757,139          88
     1,000M   DPL, Inc., 6.875%, 2011                                                            1,065,000          53
     1,650M   Duke Capital Corp., 8%, 2019                                                       1,977,779          99
     1,371M   Eastern Energy, Ltd., 6.75%, 2006 +                                                1,474,016          74
       795M   El Paso Energy Corp., 7.375%, 2012                                                   771,150          39
       500M   Entergy Gulf States, Inc., 6.2%, 2033                                                494,922          25
       547M   Niagara Mohawk Holdings, Inc., 7.625%, 2005                                          569,478          29
     1,200M   Nisource Finance Corp., 7.875%, 2010                                               1,419,846          71
     1,350M   PP&L Capital Funding, Inc., 8.375%, 2007                                           1,501,107          75
       775M   PSI Energy, Inc., 8.85%, 2022                                                      1,039,325          52
       900M   Wisconsin Power & Light Co., 7%, 2007                                                978,473          49
----------------------------------------------------------------------------------------------------------------------
                                                                                                15,159,271         760
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Waste Management--1.6%
              Allied Waste NA, Inc.:
      $750M     8.875%, 2008                                                                      $817,500         $41
       500M     5.75%, 2011                                                                        477,500          24
              Waste Management, Inc.:
     1,400M     6.875%, 2009                                                                     1,565,068          79
       300M     7.375%, 2010                                                                       346,706          17
----------------------------------------------------------------------------------------------------------------------
                                                                                                 3,206,774         161
----------------------------------------------------------------------------------------------------------------------
Total Value of Corporate Bonds (cost $152,869,492)                                             162,454,639       8,148
----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT OBLIGATIONS--4.9%
              U.S. Treasury Notes:
     2,250M     7.875%, 2004                                                                     2,267,579         114
     2,000M     6.625%, 2007                                                                     2,193,672         110
     1,300M     6%, 2009                                                                         1,453,665          73
     3,300M     6.5%, 2010                                                                       3,787,526         190
----------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Obligations (cost $9,558,852)                                     9,702,442         487
----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT AGENCY
              OBLIGATIONS--4.1%
              Fannie Mae:
     1,600M     6.125%, 2012                                                                     1,785,261          89
     1,287M     5%, 2016                                                                         1,253,550          63
       475M   Federal Home Loan Bank, 4.3%, 2008                                                   475,117          24
              Freddie Mac:
     1,400M     4.6%, 2018                                                                       1,313,659          66
       900M     5%, 2018                                                                           867,770          43
     2,300M   Tennessee Valley Authority, 5.375%, 2008                                           2,463,958         124
----------------------------------------------------------------------------------------------------------------------
Total Value of U.S. Government Agency Obligations
(cost $8,150,593)                                                                                8,159,315         409
----------------------------------------------------------------------------------------------------------------------
              PASS THROUGH CERTIFICATES--4.0%
              Real Estate--.8%
     1,318M   FDA Queens LP, 6.99%, 2017+                                                        1,489,348          75
----------------------------------------------------------------------------------------------------------------------






Portfolio of Investments (continued)
FIRST INVESTORS INVESTMENT GRADE FUND
September 30, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Transportation--3.2%
      $718M   American Airlines, Inc., 7.377%, 2019                                               $432,120         $21
       446M   Canadian National Railway Co., 7.195%, 2016                                          519,349          26
              Continental Airlines, Inc.:
       523M     6.748%, 2017                                                                       402,433          20
     1,512M     8.388%, 2020                                                                     1,149,919          58
     1,239M   FedEx Corp., 7.5%, 2018                                                            1,456,244          73
       714M   Northwest Airlines, Inc., 8.072%, 2019                                               785,044          39
       973M   NWA Trust, 10.23%, 2012                                                              851,442          43
       825M   Southwest Airlines Co., 6.126%, 2006                                                 871,371          44
----------------------------------------------------------------------------------------------------------------------
                                                                                                 6,467,922         324
----------------------------------------------------------------------------------------------------------------------
Total Value of Pass Through Certificates (cost $8,673,738)                                       7,957,270         399
----------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--.8%
              Housing
              Virginia State Housing Development Authority:
       800M     Series "A", 6.51%, 2019                                                            851,408          43
       710M     Series "M", 7%, 2022                                                               773,254          39
----------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $1,468,829)                                                 1,624,662          82
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM U.S. GOVERNMENT AGENCY
              OBLIGATIONS--1.8%
     3,700M   Federal Home Loan Bank, 1.74%, 10/13/04
               (cost $3,697,860)                                                                 3,697,860         185
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM CORPORATE NOTES--.4%
       800M   General Electric Co., 1.75%, 10/26/04
                (cost $799,028)                                                                    799,028          40
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $185,218,392)                                        97.5%    194,395,216       9,750
Other Assets, Less Liabilities                                                         2.5       4,989,986         250
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%   $199,385,202     $10,000
======================================================================================================================

+ Security exempt from registration under Rule 144A of the Securities Act of 1933 (see Note 4).

See notes to financial statements


Portfolio Managers' Letter
FIRST INVESTORS FUND FOR INCOME, INC.

Dear Investor:

This is the annual report for the First Investors Fund For Income for the fiscal year ended September 30, 2004. During the period, the Fund's return on a net asset value basis was 12.1% for Class A shares and 11.2% for Class B shares, including dividends of 22.8 cents per share on Class A shares and
20.4 cents per share on Class B shares.

The continued strength of the high yield market had the most significant influence on the Fund's performance. Historically low interest rates, relatively few defaults, and a sideways-trading equity market made high yield bonds attractive. These factors, along with favorable economic and business fundamentals, enabled the Fund to generate a return that exceeded its dividend yield for the second year in a row. Within the high yield asset class, risk taking was once again rewarded -- the lowest-rated portion of the market had the highest returns.

The top contributor to the Fund's performance was its overweighting of cyclical industries, specifically chemicals, energy, and automotive, in anticipation of an improving economy. Chemical holdings included IMC Global, a producer of phosphate and potash crop nutrient products; Terra Industries, a nitrogen fertilizer manufacturer; Lyondell Chemical, a diversified chemical company; and Hydrochem Industrial Services, an industrial service provider to the chemical and refining industries. Energy holdings included Giant Industries, a refining and marketing company. Automotive holdings included Collins & Aikman, a supplier of automotive interiors and trim products. The above-mentioned investments all benefited from the improving economy.

On the negative side, the Fund was hurt by disappointing results of individual companies, as well as sector allocation choices. For instance, the Fund was hurt by its holdings in Triton Communications. The wireless provider suffered from operating difficulties and performed poorly as the market digested the ramifications from the termination of Triton's affiliation agreement with AT&T Wireless following AT&T's merger with Cingular. Another company in the Fund's portfolio, Six Flags, underperformed due to poor attendance at its theme parks. The Fund also owned bonds of Tekni-Plex, a plastics packaging and tubing manufacturer. Tekni-Plex suffered from an inability to pass raw material price increases on to its customers. Underweight positions in the both the metals and mining and utilities sectors also led to a drag on the Fund's performance.

FIRST INVESTORS FUND FOR INCOME, INC.


Thank you for placing your trust in First Investors. As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

\S\ RICHARD T. BOURKE

Richard T. Bourke
Co-Portfolio Manager

\S\ GREG MILLER
Greg Miller
Co-Portfolio Manager

October 29, 2004

Fund Expenses
FIRST INVESTORS FUND FOR INCOME, INC.

The examples below show the ongoing costs (in dollars) of investing in your Fund and will help you in comparing those costs with those of other mutual funds. Please refer to page 2 for a detailed explanation of the information presented in these examples.


----------------------------------------------------------------------------------------------
                                                  Beginning       Ending
                                                   Account        Account    Expenses Paid
                                                    Value          Value     During Period
Expense Example - Class A Shares                  (4/1/04)       (9/30/04)  (4/1/04-9/30/04)*
----------------------------------------------------------------------------------------------
 Actual                                          $1,000.00        $1,039.97       $6.58
 Hypothetical (5% return before expenses)        $1,000.00        $1,018.55       $6.51
----------------------------------------------------------------------------------------------
                                                  Beginning       Ending
                                                   Account        Account    Expenses Paid
                                                    Value          Value     During Period
Expense Example - Class B Shares                  (4/1/04)       (9/30/04)  (4/1/04-9/30/04)*
----------------------------------------------------------------------------------------------
 Actual                                          $1,000.00        $1,039.69      $10.15
 Hypothetical (5% return before expenses)        $1,000.00        $1,015.05      $10.02
----------------------------------------------------------------------------------------------

* Expenses are equal to the annualized expense ratio of 1.29% for Class A shares and 1.99% for Class B shares, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).



Portfolio Composition
TOP TEN SECTORS

(BAR CHART DATA:)

Consumer Discretionary                 24.2%
Consumer Staples                       21.3%
Materials                              16.4%
Energy                                  8.9%
Health Care                             7.2%
Industrials                             5.5%
Financials                              4.2%
Telecommunication Services              3.5%
Transportation                          0.9%
U.S. Government Obligations             0.9%

Portfolio's holdings and allocations are subject to change. Percentages are as of September 30, 2004, and are based on the total value of investments.

Cumulative Performance Information
FIRST INVESTORS FUND FOR INCOME, INC.

Comparison of change in value of $10,000 investment in the First Investors Fund For Income, Inc. (Class A shares) and the CS First Boston High Yield Index.

First Investors Fund For Income
Graph Plot Points
for the periods Ended 9/30/04

                                  Income        CSFB
                                    Fund       Index
Dec-94                           $ 9,425     $10,000
Dec-95                            11,179      11,968
Dec-96                            12,678      13,527
Dec-97                            14,278      15,179
Sep-98                            14,347      14,816
Sep-99                            14,796      15,480
Sep-00                            15,160      15,708
Sep-01                            13,614      14,930
Sep-02                            13,407      15,356
Sep-03                            16,864      19,663
Sep-04                            18,896      21,054

(INSET BOX IN CHART READS:)

                         Average Annual Total Returns*
Class A Shares         N.A.V. Only  S.E.C. Standardized
  One Year               12.06%          5.48%
  Five Years              5.01%          3.77%
  Ten Years               7.25%          6.61%
  S.E.C. 30-Day Yield            5.66%
Class B Shares
  One Year               11.22%          7.22%
  Five Years              4.36%          4.02%
  Since Inception
  (1/12/95)               6.73%          6.73%
  S.E.C. 30-Day Yield            5.29%

  The graph compares a $10,000 investment in the First Investors Fund For Income, Inc. (Class A shares) beginning 12/31/94 with a theoretical investment in the CS First Boston High Yield Index (the "Index"). The Index is designed to measure the performance of the high yield bond market. As of 9/30/04, the Index consisted of 1,593 different issues, most of which were cash pay, but also included in the Index were zero-coupon bonds, step bonds, payment-in-kind bonds and bonds which were in default. As of 9/30/04, approximately 4.36% of the market value of the Index was in default. The bonds included in the Index had an average maturity of 7.38 years, an average duration of 3.94 years and an average coupon of 8.9%. It is not possible to invest directly in this Index. In addition, the Index does not take into account fees and expenses that an investor would incur in purchasing securities in the Index. For purposes of the graph and the accompanying table, unless otherwise indicated, it has been assumed that the maximum sales charge was deducted from the initial $10,000 investment in the Fund and all dividends and distributions were reinvested. Class B shares performance may be greater than or less than that shown in the line graph above for Class A shares based on differences in sales loads and fees paid by shareholders investing in the different classes.

* Average Annual Total Return figures (for the periods ended 9/30/04) include the reinvestment of all dividends and distributions. "N.A.V. Only" returns are calculated without sales charges. The Class A "S.E.C. Standardized" returns shown are based on the maximum sales charge of 5.75% (prior to 6/17/02, the maximum sales charge was 6.25%). The Class B "S.E.C. Standardized" returns are adjusted for the applicable deferred sales charge (maximum of 4% in the first year). Results represent past performance and do not indicate future results.The graph and the returns shown do not reflect the deduction of taxes that a shareholder would pay on distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. The issuers of the high yield bonds, in which the Fund primarily invests, pay higher interest rates because they have a greater likelihood of financial difficulty, which could result in their inability to repay the bonds fully when due. Prices of high yield bonds are also subject to greater fluctuations. CS First Boston High Yield Index figures are from CS First Boston Corporation and all other figures are from First Investors Management Company, Inc.

Portfolio of Investments
FIRST INVESTORS FUND FOR INCOME, INC.
September 30, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
Principal                                                                                                   $10,000 of
Amount      Security                                                                                 Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              CORPORATE BONDS--91.6%
              Aerospace/Defense--2.7%
    $3,450M   Alliant Techsystems, Inc., 8.5%, 2011                                             $3,777,750         $63
       900M   DRS Technologies, Inc., 6.875%, 2013                                                 940,500          16
     2,700M   GenCorp, Inc., 9.5%, 2013                                                          2,902,500          48
              L-3 Communications Corp.:
     3,000M     8%, 2008                                                                         3,105,000          52
     1,600M     7.625%, 2012                                                                     1,768,000          29
     3,600M     6.125%, 2014                                                                     3,618,000          60
----------------------------------------------------------------------------------------------------------------------
                                                                                                16,111,750         268
----------------------------------------------------------------------------------------------------------------------
              Automotive--8.8%
     6,725M   Accuride Corp., 9.25%, 2008                                                        6,909,938         115
              Asbury Automotive Group, Inc.:
     3,400M     9%, 2012                                                                         3,604,000          60
     5,400M     8%, 2014                                                                         5,346,000          89
     4,208M   Cambridge Industries Liquidating Trust ++ **                                           8,417          --
              Collins & Aikman Products Co.:
     3,750M     10.75%, 2011                                                                     3,768,750          63
     6,250M     12.875%, 2012 +                                                                  5,796,875          96
     5,450M   Dana Corp., 9%, 2011                                                               6,608,125         110
              Delco Remy International, Inc.:
     5,500M     11%, 2009                                                                        5,802,500          97
     3,250M     9.375%, 2012                                                                     3,201,250          53
     2,500M   Special Devices, Inc., 11.375%, 2008                                               2,400,000          40
     4,693M   TRW Automotive, Inc., 9.375%, 2013                                                 5,385,218          90
     3,600M   United Components, Inc., 9.375%, 2013                                              3,897,000          65
----------------------------------------------------------------------------------------------------------------------
                                                                                                52,728,073         878
----------------------------------------------------------------------------------------------------------------------
              Chemicals--10.7%
     3,175M   BCP Caylux Holding Lux SCA, 9.625%, 2014 +                                         3,444,875          57
     3,500M   Equistar Chemicals LP, 10.625%, 2011                                               4,007,500          67
       450M   Ethyl Corp., 8.875%, 2010                                                            488,250           8
     3,500M   FMC Corp., 10.25%, 2009                                                            4,103,750          68
              Huntsman, LLC:
     2,600M     11.625%, 2010                                                                    3,022,500          50
     4,250M     11.5%, 2012 +                                                                    4,712,188          78
     7,000M   IMC Global, Inc., 10.875%, 2013                                                    8,872,500         148
              Lyondell Chemical Co.:
     1,000M     9.625%, 2007                                                                     1,093,750          18
     8,000M     10.875%, 2009                                                                    8,520,000         142
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS FUND FOR INCOME, INC.
September 30, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Chemicals (continued)
              Millennium America, Inc.:
      $900M     7%, 2006                                                                          $938,250         $16
     1,975M     9.25%, 2008                                                                      2,187,313          36
     2,400M     9.25%, 2008 +                                                                    2,658,000          44
       250M   Nalco Co., 8.875%, 2013                                                              270,000           5
       900M   Omnova Solutions, Inc., 11.25%, 2010                                               1,012,500          17
     8,150M   Resolution Performance Products, LLC,
                13.5%, 2010                                                                      7,946,250         132
     8,500M   Terra Capital, Inc., 11.5%, 2010                                                   9,647,500         161
       622M   Texas Petrochemicals Corp., 7.25%, 2009                                              730,850          12
       592M   Westlake Chemical Corp., 8.75%, 2011                                                 667,480          11
----------------------------------------------------------------------------------------------------------------------
                                                                                                64,323,456       1,070
----------------------------------------------------------------------------------------------------------------------
              Consumer Non-Durables--2.9%
     3,420M   AKI, Inc., 10.5%, 2008                                                             3,535,425          59
     4,000M   GFSI, Inc., 9.625%, 2007                                                           3,890,000          65
     7,200M   Playtex Products, Inc., 9.375%, 2011                                               7,416,000         123
     2,500M   Remington Arms Co., 10.5%, 2011                                                    2,387,500          40
----------------------------------------------------------------------------------------------------------------------
                                                                                                17,228,925         287
----------------------------------------------------------------------------------------------------------------------
              Energy--8.8%
     7,000M   Bluewater Finance, Ltd., 10.25%, 2012                                              7,630,000         127
              Chesapeake Energy Corp.:
     4,500M     9%, 2012                                                                         5,163,750          86
     1,800M     7.5%, 2014                                                                       1,975,500          33
     5,050M   Compagnie Generale de Geophysique,
                10.625%, 2007                                                                    5,373,200          89
     4,075M   Dresser, Inc., 9.375%, 2011                                                        4,502,875          75
    13,750M   El Paso Production Holding Co., 7.75%, 2013                                       13,853,125         231
     1,800M   Energy Partners, Ltd., 8.75%, 2010                                                 1,962,000          33
              Giant Industries, Inc.:
     6,289M     11%, 2012                                                                        7,232,350         120
     2,600M     8%, 2014                                                                         2,665,000          44
     1,000M   Hanover Compressor Co., Zero Coupon
              (effective yield 11.37%), 2007 ##                                                    850,000          14
     1,750M   Tesoro Petroleum Corp., 9.625%, 2008                                               1,933,750          32
----------------------------------------------------------------------------------------------------------------------
                                                                                                53,141,550         884
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Financial Services--2.4%
   $14,500M   Dow Jones CDX, High Yield, Trust 1,
                Series 3-1, 7.75%, 2009 +                                                      $14,699,375        $244
----------------------------------------------------------------------------------------------------------------------
              Food/Beverage/Tobacco--2.5%
              Land O'Lakes, Inc.:
     1,800M     9%, 2010 +                                                                       1,883,250          31
     7,300M     8.75%, 2011                                                                      6,862,000         114
     4,500M   Merisant Co., 9.5%, 2013 +                                                         4,297,500          72
              Pilgrim's Pride Corp.:
     1,550M     9.625%, 2011                                                                     1,743,750          29
       150M     9.25%, 2013                                                                        165,750           3
----------------------------------------------------------------------------------------------------------------------
                                                                                                14,952,250         249
----------------------------------------------------------------------------------------------------------------------
              Food/Drug--2.0%
     3,660M   Di Giorgio Corp., 10%, 2007                                                        3,678,300          61
     4,000M   Ingles Markets, Inc., 8.875%, 2011                                                 4,330,000          72
     3,500M   Roundy's, Inc., 8.875%, 2012                                                       3,788,750          63
----------------------------------------------------------------------------------------------------------------------
                                                                                                11,797,050         196
----------------------------------------------------------------------------------------------------------------------
              Forest Products/Containers--4.2%
     9,300M   AEP Industries, Inc., 9.875%, 2007                                                 9,520,875         158
       500M   Graham Packaging Co., 8.5%, 2012 +                                                   512,500           8
     1,250M   Pliant Corp., 0%-11.125%, 2009 #                                                   1,075,000          18
     4,000M   Potlatch Corp., 10%, 2011                                                          4,540,000          76
     4,300M   Stone Container Corp., 9.75%, 2011                                                 4,783,750          80
              Tekni-Plex, Inc.:
     3,625M     12.75%, 2010                                                                     3,045,000          51
     2,000M     8.75%, 2013 +                                                                    1,910,000          32
----------------------------------------------------------------------------------------------------------------------
                                                                                                25,387,125         423
----------------------------------------------------------------------------------------------------------------------
              Gaming/Leisure--3.3%
     4,250M   Circus & Eldorado/Silver Legacy, 10.125%, 2012                                     4,547,500          76
       500M   Herbst Gaming, Inc., 8.125%, 2012 +                                                  515,000           9
     1,800M   Isle of Capri Casinos, Inc., 7%, 2014                                              1,818,000          30
     3,000M   John Q. Hammons Hotels, LP, 8.875%, 2012                                           3,360,000          56
              Park Place Entertainment Corp.:
     3,500M     9.375%, 2007                                                                     3,911,250          65
     5,000M     7%, 2013                                                                         5,587,500          93
----------------------------------------------------------------------------------------------------------------------
                                                                                                19,739,250         329
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS FUND FOR INCOME, INC.
September 30, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Health Care--7.2%
    $4,000M   Encore Medical IHC, Inc., 9.75%, 2012 +                                           $3,970,000         $66
       755M   Fisher Scientific International, Inc., 8.125%, 2012                                  845,600          14
     4,400M   Genesis Health Ventures, Inc., 9.75%, 2005 ++ **                                       2,750          --
     4,350M   HCA, Inc., 5.25%, 2008                                                             4,458,123          74
     4,000M   Insight Health Services Corp., 9.875%, 2011                                        4,020,000          67
       500M   Medex, Inc., 8.875%, 2013                                                            547,500           9
     4,500M   MedQuest, Inc., 11.875%, 2012                                                      5,152,500          86
     2,800M   Owens & Minor, Inc., 8.5%, 2011                                                    3,108,000          52
     3,600M   PerkinElmer, Inc., 8.875%, 2013                                                    4,086,000          68
     1,725M   Quintiles Transnational Corp., 10%, 2013                                           1,837,125          30
     3,500M   Rotech Healthcare, Inc., 9.5%, 2012                                                3,762,500          63
    12,400M   Tenet Healthcare Corp., 6.375%, 2011                                              11,191,000         186
----------------------------------------------------------------------------------------------------------------------
                                                                                                42,981,098         715
----------------------------------------------------------------------------------------------------------------------
              Housing--2.5%
     4,050M   Integrated Electrical Services, Inc.,
                9.375%, 2009                                                                     3,989,250          66
     2,700M   Nortek, Inc., 8.5%, 2014 +                                                         2,841,750          47
     5,000M   Ply Gem Industries, Inc., 9%, 2012 +                                               5,012,500          84
     2,700M   William Lyon Homes, Inc., 10.75%, 2013                                             3,132,000          52
----------------------------------------------------------------------------------------------------------------------
                                                                                                14,975,500         249
----------------------------------------------------------------------------------------------------------------------
              Information Technology--.9%
     3,100M   ChipPac International, Ltd., 12.75%, 2009                                          3,297,625          55
     3,000M   Exodus Communications, Inc., 10.75%, 2009 ++ **                                        1,875          --
              Iron Mountain, Inc.:
     1,000M     8.625%, 2013                                                                     1,090,000          18
     1,000M     6.625%, 2016                                                                       980,000          16
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,369,500          89
----------------------------------------------------------------------------------------------------------------------
              Investment/Finance Companies--1.7%
     2,106M   Finova Group, Inc., 7.5%, 2009                                                     1,060,898          18
     3,400M   General Motors Acceptance Corp., 4.5%, 2006                                        3,454,715          57
     5,500M   LaBranche & Co., Inc., 11%, 2012 +                                                 5,678,750          95
----------------------------------------------------------------------------------------------------------------------
                                                                                                10,194,363         170
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Manufacturing--2.8%
              Columbus McKinnon Corp.:
    $7,900M     8.5%, 2008                                                                      $7,742,000        $129
       500M     10%, 2010                                                                          552,500           9
     1,800M   Eagle-Picher Industries, Inc., 9.75%, 2013                                         1,845,000          31
     6,000M   Wolverine Tube, Inc., 10.5%, 2009                                                  6,630,000         110
----------------------------------------------------------------------------------------------------------------------
                                                                                                16,769,500         279
----------------------------------------------------------------------------------------------------------------------
              Media-Broadcasting--2.7%
       650M   Block Communications, Inc., 9.25%, 2009                                              690,625          12
     5,000M   Nexstar Finance Holding, LLC, 0%-11.375%,
                2013 #                                                                           3,856,250          64
       450M   Nexstar Finance, Inc., 7%, 2014                                                      445,500           7
     3,000M   Sinclair Broadcasting Group, Inc., 8.75%, 2011                                     3,270,000          54
              Young Broadcasting Corp.:
     2,920M     10%, 2011                                                                        3,022,200          50
     4,900M     8.75%, 2014                                                                      4,728,500          79
----------------------------------------------------------------------------------------------------------------------
                                                                                                16,013,075         266
----------------------------------------------------------------------------------------------------------------------
              Media-Cable TV--11.2%
     2,275M   Adelphia Communications Corp. , 10.25%, 2011 ++                                    2,155,563          36
     6,250M   Atlantic Broadband Finance, LLC, 9.375%, 2014 +                                    5,953,125          99
    18,000M   Cablevision Systems Corp., 8%, 2012 +                                             18,900,000         314
     2,000M   Century Communications Corp., 9.5%, 2005 ++                                        2,150,000          36
              Charter Communications Holdings, LLC:
     8,500M     10%, 2009                                                                        6,927,500         115
     1,000M     10.75%, 2009                                                                       825,000          14
     2,000M     10.25%, 2010                                                                     1,615,000          27
     5,800M     9.92%, 2011                                                                      4,495,000          75
     2,000M     8%, 2012 +                                                                       2,005,000          33
       750M   Coleman Cable, Inc., 9.875%, 2012 +                                                  765,938          13
     5,476M   Loral Cyberstar, Inc., 10%, 2006 ++                                                4,353,420          72
              Mediacom LLC/Mediacom Capital Corp.:
     6,500M     8.5%, 2008                                                                       6,678,750         111
     4,000M     7.875%, 2011                                                                     3,840,000          64
     2,000M     9.5%, 2013                                                                       1,935,000          32
     4,300M   Quebecor Media, Inc., 11.125%, 2011                                                4,988,000          83
----------------------------------------------------------------------------------------------------------------------
                                                                                                67,587,296       1,124
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS FUND FOR INCOME, INC.
September 30, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Media-Diversified--2.5%
    $5,200M   Cenveo, Inc., 7.875%, 2013                                                        $5,096,000         $85
     1,500M   R.H. Donnelley Financial Corp., 10.875%, 2012 +                                    1,826,250          31
              Six Flags, Inc.:
     2,500M     8.875%, 2010                                                                     2,356,250          39
     1,800M     9.625%, 2014                                                                     1,692,000          28
     3,400M   Universal City Development Partners, Ltd.,
                11.75%, 2010                                                                     3,978,000          66
----------------------------------------------------------------------------------------------------------------------
                                                                                                14,948,500         249
----------------------------------------------------------------------------------------------------------------------
              Metals/Mining--.9%
     3,728M   Commonwealth Aluminum Corp., 10.75%, 2006                                          3,755,960          62
     1,840M   Euramax International, Inc., 8.5%, 2011                                            1,968,800          33
     3,000M   Murrin Murrin Holdings Property, Ltd.,
                9.375%, 2007 ++ **                                                                      --          --
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,724,760          95
----------------------------------------------------------------------------------------------------------------------
              Retail-General Merchandise--1.0%
     1,296M   Big 5 Corp., 10.875%, 2007                                                         1,336,500          22
     4,000M   Michaels Stores, Inc., 9.25%, 2009                                                 4,360,000          73
       250M   Phillips Van-Heusen Corp., 8.125%, 2013                                              268,750           4
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,965,250          99
----------------------------------------------------------------------------------------------------------------------
              Services--5.5%
              Allied Waste NA, Inc.:
     3,450M     5.75%, 2011                                                                      3,294,750          55
     2,700M     9.25%, 2012                                                                      3,017,250          50
     1,800M     7.875%, 2013                                                                     1,908,000          32
     6,000M     7.375%, 2014                                                                     5,805,000          97
     5,350M   Hydrochem Industrial Services, Inc.,
                10.375%, 2007                                                                    5,416,875          90
     1,000M   IESI Corp., 10.25%, 2012                                                           1,085,000          18
     4,535M   Kindercare Learning Centers, Inc., 9.5%, 2009                                      4,620,030          77
              United Rentals, Inc.:
     5,000M     6.5%, 2012                                                                       4,837,500          80
     3,600M     7%, 2014                                                                         3,213,000          53
----------------------------------------------------------------------------------------------------------------------
                                                                                                33,197,405         552
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Telecommunications--.8%
    $4,000M   Adelphia Business Solutions, Inc.,
                13%, 2005 ++ **                                                                     $2,500         $--
     6,050M   E. Spire Communications, Inc., 13%, 2005 ++                                              605          --
     2,400M   ICG Services, Inc., 10%, 2008 ++ **                                                    1,500          --
              RCN Corp.:
     9,000M     11.125%, 2007 ++                                                                 4,725,000          79
       300M     11%, 2008 ++                                                                       153,000           3
              XO Communications, Inc.:
     7,000M     12.5%, 2006 ++ **                                                                    4,375          --
     2,750M     9.45%, 2008 ++ **                                                                    1,719          --
----------------------------------------------------------------------------------------------------------------------
                                                                                                 4,888,699          82
----------------------------------------------------------------------------------------------------------------------
              Transportation--.9%
     2,700M   General Maritime Corp., 10%, 2013                                                  3,081,375          51
       500M   Great Lakes Dredge & Dock Corp., 7.75%, 2013                                         435,000           7
     1,750M   Overseas Shipholding Group, Inc., 8.25%, 2013                                      1,942,500          33
----------------------------------------------------------------------------------------------------------------------
                                                                                                 5,458,875          91
----------------------------------------------------------------------------------------------------------------------
              Utilities--.2%
     5,500M   AES Drax Energy, Ltd., 11.5%, 2010 ++                                                 55,000           1
     1,000M   Pacific Energy Partners, LP, 7.125%, 2014 +                                        1,087,500          18
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,142,500          19
----------------------------------------------------------------------------------------------------------------------
              Wireless Communications--2.5%
     5,000M   Crown Castle International Corp., 9.375%, 2011                                     5,775,000          96
     5,000M   Nextel Communications, Inc., 5.95%, 2014                                           4,925,000          82
              Triton Communications, LLC:
     3,500M     8.75%, 2011                                                                      2,397,500          40
     2,600M     9.375%, 2011                                                                     1,878,500          32
----------------------------------------------------------------------------------------------------------------------
                                                                                                14,976,000         250
----------------------------------------------------------------------------------------------------------------------
Total Value of Corporate Bonds (cost $563,656,035)                                             550,301,125       9,157
----------------------------------------------------------------------------------------------------------------------
              U.S. GOVERNMENT OBLIGATIONS--.9%
     5,000M   U.S. Treasury Notes, 7%, 2006 (cost $5,082,547)                                    5,390,630          90
----------------------------------------------------------------------------------------------------------------------





Portfolio of Investments (continued)
FIRST INVESTORS FUND FOR INCOME, INC.
September 30, 2004

----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
                                                                                                              Invested
                                                                                                              For Each
 Shares or                                                                                                  $10,000 of
  Warrants    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              COMMON STOCKS--.7%
              Automotive--.1%
    37,387  * Safelite Glass Corp.-- Class "B" + **                                               $299,096          $5
     2,523    Safelite Realty Corp. **                                                                  25          --
----------------------------------------------------------------------------------------------------------------------
                                                                                                   299,121           5
----------------------------------------------------------------------------------------------------------------------
              Chemicals--.3%
   181,689  * Texas Petrochemicals Corp.                                                         1,771,468          30
    14,634  * Texas Petrochemicals Corp. **                                                        107,011           2
----------------------------------------------------------------------------------------------------------------------
                                                                                                 1,878,479          32
----------------------------------------------------------------------------------------------------------------------
              Consumer Non-Durables--.0%
    25,200  * Worldtex, Inc. **                                                                        252          --
----------------------------------------------------------------------------------------------------------------------
              Media-Cable TV--.2%
    41,221  * Echostar Communications Corp. - Class "A"                                          1,282,798          21
----------------------------------------------------------------------------------------------------------------------
              Telecommunications--.1%
     5,805  * ICG Communications, Inc.                                                               4,064          --
    35,876  * TelCove, Inc. + **                                                                   905,000          14
     2,533  * Viatel Holding (Bermuda), Ltd.                                                         1,963          --
    18,224  * World Access, Inc.                                                                        22          --
----------------------------------------------------------------------------------------------------------------------
                                                                                                   911,049          14
----------------------------------------------------------------------------------------------------------------------
Total Value of Common Stocks (cost $9,405,125)                                                   4,371,699          72
----------------------------------------------------------------------------------------------------------------------
              WARRANTS--.1%
              Aerospace/Defense--.0%
     3,000  * DeCrane Aircraft Holdings, Inc. (expiring 9/30/08) +                                      30          --
----------------------------------------------------------------------------------------------------------------------
              Automotive--.0%
              Safelite Glass Corp.:
    91,625  * Class "A" (expiring 9/29/06) + **                                                        916          --
    61,084  * Class "B" (expiring 9/29/07) + **                                                        611          --
----------------------------------------------------------------------------------------------------------------------
                                                                                                     1,527          --
----------------------------------------------------------------------------------------------------------------------
              Media-Cable TV--.0%
    54,020  * Loral Cyberstar, Inc. (expiring 12/26/06)                                                540          --
----------------------------------------------------------------------------------------------------------------------





----------------------------------------------------------------------------------------------------------------------
                                                                                                                Amount
 Warrants,                                                                                                    Invested
 Shares or                                                                                                    For Each
 Principal                                                                                                  $10,000 of
    Amount    Security                                                                               Value  Net Assets
----------------------------------------------------------------------------------------------------------------------
              Telecommunications--.1%
     3,500  * GT Group Telecom, Inc. (expiring 2/1/10) + **                                            $--         $--
     5,600  * Powertel, Inc. (expiring 2/1/06) **                                                  199,349           3
----------------------------------------------------------------------------------------------------------------------
                                                                                                   199,349           3
----------------------------------------------------------------------------------------------------------------------
Total Value of Warrants (cost $5,065,950)                                                          201,446           3
----------------------------------------------------------------------------------------------------------------------
              PREFERRED STOCKS--.0%
              Consumer Non-Durables
     7,714  * Worldtex, Inc., 12%, 2004 (cost $527,885) **                                              76          --
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM CORPORATE NOTES--3.1%
    $7,500M   Coca-Cola Co., 1.74%, 10/19/04                                                     7,493,474         125
    11,300M   Toyota Motor Credit Co., 1.59%, 10/6/04                                           11,297,501         188
----------------------------------------------------------------------------------------------------------------------
Total Value of Short-Term Corporate Notes (cost $18,790,975)                                    18,790,975         313
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM U.S. GOVERNMENT
              AGENCY OBLIGATIONS--2.1%
    12,600M   Fannie Mae, 1.72%, 10/7/04 (cost $12,596,387)                                     12,596,387         210
----------------------------------------------------------------------------------------------------------------------
              SHORT-TERM U.S. GOVERNMENT
              OBLIGATIONS--.6%
     3,800M   U.S. Treasury Bills, 1.53%, 10/7/04
                (cost $3,799,030)                                                                3,799,030          63
----------------------------------------------------------------------------------------------------------------------
Total Value of Investments (cost $618,923,934)                                        99.1%    595,451,368       9,908
Other Assets, Less Liabilities                                                          .9       5,498,839          92
----------------------------------------------------------------------------------------------------------------------
Net Assets                                                                           100.0%   $600,950,207     $10,000
======================================================================================================================

 + Security exempt from registration under Rule 144A of the Securities Act of 1933 (see Note 4).

++ In default as to principal and/or interest payment

 * Non-income producing

** Security valued at fair value (see Note 1A)

 # Denotes a stepbond (a zero coupon bond that converts to a fixed interest rate at a designated future date).

## Zero coupon bond reflecting effective yield on the date of purchase.

See notes to financial statements


Portfolio Composition (Unaudited)
FIRST INVESTORS FUND FOR INCOME, INC.

The dollar weighted average of credit ratings of all bonds held by the Fund during the fiscal year ended September 30, 2004 and the dollar weighted average of the total of the Fund's investments in step bonds and zero coupon bonds during the 2004 fiscal year, computed on a monthly basis, are set forth below. This information reflects the average composition of the Fund's assets during the 2004 fiscal year and is not necessarily representative of the Fund as of the end of its 2004 fiscal year, the current fiscal year or at any other time in the future.


---------------------------------------------------------------------------
			                                          Comparable Quality of
		                                  Rated by    Unrated Securities to
		                                   Moody's    Bonds Rated by Moody's
---------------------------------------------------------------------------

AAA                                         1.75%            0.00%
A                                           0.60             0.00
Ba1                                         3.31             0.00
Ba2                                         1.50             0.00
Ba3                                        10.51             0.00
B1                                          8.00             0.27
B2                                         21.44             0.00
B3                                         29.15             0.14
Caa1                                        8.26             0.39
Caa2                                        1.16             0.00
Caa3                                        0.19             0.00
Ca                                          3.21             0.46
C                                           0.01             1.00
----------------------------------------------------------------------

Step Bonds                                  0.73%
Zero Coupon Bonds                           0.83%

See notes to financial statements

This page intentionally left blank.

Statements of Assets and Liabilities
FIRST INVESTORS
September 30, 2004

-----------------------------------------------------------------------------------------------------------------------------
                                                                         CASH                       INVESTMENT
                                                                    MANAGEMENT      GOVERNMENT           GRADE         INCOME
-----------------------------------------------------------------------------------------------------------------------------
Assets
Investments in securities:
  At identified cost                                              $174,615,607    $188,470,712    $185,218,392    $618,923,934
                                                                  ============    ============    ============    ============
  At value (Note 1A)                                              $174,615,607    $190,741,661    $194,395,216    $595,451,368
Cash                                                                 1,820,008         792,743       1,498,778         966,799
Receivables:
  Interest and dividends                                               303,454         907,467       3,379,639      13,919,369
  Shares sold                                                               --         292,682         604,277       1,002,204
  Investment securities sold                                                --       5,062,296              --       1,270,625
Other assets                                                            34,168          38,458           9,314         261,733
                                                                  ------------    ------------    ------------    ------------
Total Assets                                                       176,773,237     197,835,307     199,887,224     612,872,098
                                                                  ------------    ------------    ------------    ------------
Liabilities
Payables:
  Investment securities purchased                                           --       1,559,324              --       9,959,856
  Dividends payable                                                     11,717         101,674         101,111         918,212
  Shares redeemed                                                      394,819         320,306         260,008         556,140
Accrued advisory fees                                                   33,065          85,369          88,759         356,363
Accrued shareholder servicing costs                                     57,981          36,030          37,038          91,347
Accrued expenses                                                        53,380          35,214          15,106          39,973
                                                                  ------------    ------------    ------------    ------------
Total Liabilities                                                      550,962       2,137,917         502,022      11,921,891
                                                                  ------------    ------------    ------------    ------------
Net Assets                                                        $176,222,275    $195,697,390    $199,385,202    $600,950,207
                                                                  ============    ============    ============    ============
Net Assets Consist of:
Capital paid in                                                   $176,222,275    $200,161,684    $195,940,139    $750,137,121
Undistributed net investment income (deficit)                               --          47,109      (2,224,743)       (404,386)
Accumulated net realized loss on investments                                --      (6,782,352)     (3,507,018)  (125,309,962)
Net unrealized appreciation (depreciation) in value of investments          --       2,270,949       9,176,824     (23,472,566)
                                                                  ------------    ------------    ------------    ------------
Total                                                             $176,222,275    $195,697,390    $199,385,202    $600,950,207
                                                                  ============    ============    ============    ============
Net Assets:
  Class A                                                         $171,000,364    $178,860,254    $169,691,892    $560,637,012
  Class B                                                           $5,221,911     $16,837,136     $29,693,310     $40,313,195
Shares outstanding (Note 6):
  Class A                                                          171,000,364      16,071,435      16,790,840     176,190,452
  Class B                                                            5,221,911       1,513,860       2,940,327      12,694,476
Net asset value and redemption price per share--Class A                 $1.00*          $11.13          $10.11           $3.18
                                                                  ============    ============    ============    ============
Maximum offering price per share--Class A
(Net asset value/.9425)**                                                  N/A          $11.81          $10.73           $3.37
                                                                  ============    ============    ============    ============
Net asset value and offering price per share--Class B (Note 6)           $1.00          $11.12          $10.10           $3.18
                                                                  ============    ============    ============    ============
 * Also maximum offering price per share.

** On purchases of $100,000 or more, the sales charge is reduced.

See notes to financial statements


Statements of Operations
FIRST INVESTORS
Year Ended September 30, 2004
-----------------------------------------------------------------------------------------------------------------------------
                                                                         CASH                       INVESTMENT
                                                                    MANAGEMENT      GOVERNMENT           GRADE         INCOME
-----------------------------------------------------------------------------------------------------------------------------
Investment Income

Income (Note 1F):
  Interest                                                         $2,159,264      $9,643,551     $10,382,711     $48,625,616
  Dividends                                                                --              --          10,539       1,255,876
                                                                 ------------    ------------    ------------    ------------
Total Income                                                        2,159,264       9,643,551      10,393,250      49,881,492
                                                                 ------------    ------------    ------------    ------------
Expenses (Notes 1 and 3):
  Advisory fees                                                       893,599       1,978,077       1,395,145       4,217,016
  Distribution plan expenses - Class A                                     --         449,522         390,416       1,616,285
  Distribution plan expenses - Class B                                 24,667         181,187         298,529         397,915
  Shareholder servicing costs                                         775,850         437,583         436,784       1,160,723
  Professional fees                                                    38,612          45,243          28,333          76,697
  Registration fees                                                    38,443          37,213          32,042          37,791
  Custodian fees                                                       40,346          36,690          23,239          52,734
  Reports to shareholders                                              49,440          17,402          22,608          57,720
  Directors/trustees' fees                                              7,089           7,613           7,347          19,608
  Other expenses                                                       35,572          45,624          51,734         114,828
                                                                 ------------    ------------    ------------    ------------
Total expenses                                                      1,903,618       3,236,154       2,686,177       7,751,317
Less: Expenses waived                                                (619,825)       (920,409)       (410,712)             --
  Expenses paid indirectly                                             (4,337)         (2,941)         (6,251)         (9,439)
                                                                 ------------    ------------    ------------    ------------
Net expenses                                                        1,279,456       2,312,804       2,269,214       7,741,878
                                                                 ------------    ------------    ------------    ------------
Net investment income                                                 879,808       7,330,747       8,124,036      42,139,614
                                                                 ------------    ------------    ------------    ------------
Realized and Unrealized Gain (Loss) on Investments (Note 2):
Net realized gain (loss) on investments                                    --        (341,641)        302,465      (8,251,858)
Net unrealized appreciation (depreciation) of investments                  --      (1,302,024)     (2,195,623)     30,961,559
                                                                 ------------    ------------    ------------    ------------
Net gain (loss) on investments                                             --      (1,643,665)     (1,893,158)     22,709,701
                                                                 ------------    ------------    ------------    ------------
Net Increase in Net Assets Resulting from Operations                 $879,808      $5,687,082      $6,230,878     $64,849,315
                                                                 ============    ============    ============    ============
See notes to financial statements


Statements of Changes in Net Assets
FIRST INVESTORS
-----------------------------------------------------------------------------------------------------------------------------
                                                                        CASH MANAGEMENT                    GOVERNMENT
                                                                 ----------------------------    ----------------------------
Year Ended September 30                                                  2004            2003            2004            2003
-----------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
  Net investment income                                              $879,808      $1,182,333      $7,330,747      $7,703,948
  Net realized gain (loss) on investments                                  --              --        (341,641)          8,408
  Net unrealized appreciation (depreciation) of investments                --              --      (1,302,024)     (1,789,098)
                                                                 ------------    ------------    ------------    ------------
    Net increase in net assets resulting from operations              879,808       1,182,333       5,687,082       5,923,258
                                                                 ------------    ------------    ------------    ------------
Dividends to Shareholders
  Net investment income - Class A                                    (879,808)     (1,179,371)     (8,259,090)     (8,582,301)
  Net investment income - Class B                                          --          (2,962)       (695,693)       (801,350)
                                                                 ------------    ------------    ------------    ------------
    Total dividends                                                  (879,808)     (1,182,333)     (8,954,783)     (9,383,651)
                                                                 ------------    ------------    ------------    ------------
Share Transactions *
  Class A:
    Proceeds from shares sold                                     230,381,626     234,463,530      24,724,756      46,898,620
    Reinvestment of dividends                                         866,316       1,159,375       7,024,588       7,221,886
    Cost of shares redeemed                                      (239,688,565)   (248,896,616)    (34,302,401)    (35,011,833)
                                                                 ------------    ------------    ------------    ------------
                                                                   (8,440,623)    (13,273,711)     (2,553,057)     19,108,673
                                                                 ------------    ------------    ------------    ------------
  Class B:
    Proceeds from shares sold                                       4,173,253       5,714,577       2,096,784      10,300,873
    Reinvestment of dividends                                              --           2,815         646,291         740,287
    Cost of shares redeemed                                        (4,756,069)     (5,696,499)     (6,503,702)     (6,071,287)
                                                                 ------------    ------------    ------------    ------------
                                                                     (582,816)         20,893      (3,760,627)      4,969,873
                                                                 ------------    ------------    ------------    ------------
  Net increase (decrease) from share transactions                  (9,023,439)    (13,252,818)     (6,313,684)     24,078,546
                                                                 ------------    ------------    ------------    ------------
  Net increase (decrease) in net assets                            (9,023,439)    (13,252,818)     (9,581,385)     20,618,153

Net Assets
  Beginning of year                                               185,245,714     198,498,532     205,278,775     184,660,622
                                                                 ------------    ------------    ------------    ------------
  End of year+                                                   $176,222,275    $185,245,714    $195,697,390    $205,278,775
                                                                 ============    ============    ============    ============
+Includes undistributed net investment income (deficit) of                $--             $--         $47,109         $47,132
                                                                 ============    ============    ============    ============
*Shares Issued and Redeemed
  Class A:
    Sold                                                          230,381,626     234,463,530       2,210,207       4,098,534
    Issued for dividends reinvested                                   866,316       1,159,375         628,957         633,021
    Redeemed                                                     (239,688,565)  (248,896,616)      (3,067,827)     (3,071,484)
                                                                 ------------    ------------    ------------    ------------
    Net increase (decrease) in Class A shares outstanding          (8,440,623)    (13,273,711)       (228,663)      1,660,071
                                                                 ============    ============    ============    ============
  Class B:
    Sold                                                            4,173,253       5,714,577         187,448         899,737
    Issued for dividends reinvested                                        --           2,815          57,886          64,938
    Redeemed                                                       (4,756,069)     (5,696,499)       (581,334)       (533,219)
                                                                 ------------    ------------    ------------    ------------
    Net increase (decrease) in Class B shares outstanding            (582,816)         20,893        (336,000)        431,456
                                                                 ============    ============    ============    ============





Statements of Changes in Net Assets (continued)
FIRST INVESTORS
-----------------------------------------------------------------------------------------------------------------------------
                                                                      INVESTMENT GRADE                     INCOME
                                                                 ----------------------------    ----------------------------
Year Ended September 30                                                  2004            2003            2004            2003
-----------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
  Net investment income                                            $8,124,036      $7,055,455     $42,139,614     $40,172,419
  Net realized gain (loss) on investments                             302,465      (1,287,197)     (8,251,858)    (40,988,935)
  Net unrealized appreciation (depreciation) of investments        (2,195,623)      7,336,387      30,961,559     110,648,829
                                                                 ------------    ------------    ------------    ------------
    Net increase in net assets resulting from operations            6,230,878      13,104,645      64,849,315     109,832,313
                                                                 ------------    ------------    ------------    ------------
Dividends to Shareholders
  Net investment income - Class A                                  (8,099,196)     (6,630,609)    (39,075,051)    (38,529,726)
  Net investment income - Class B                                  (1,336,388)     (1,254,542)     (2,588,132)     (2,335,735)
                                                                 ------------    ------------    ------------    ------------
    Total dividends                                                (9,435,584)     (7,885,151)    (41,663,183)    (40,865,461)
                                                                 ------------    ------------    ------------    ------------
Share Transactions *
  Class A:
    Proceeds from shares sold                                      50,364,030      54,335,625      63,662,598      74,169,454
    Reinvestment of dividends                                       6,793,101       5,527,350      28,659,730      27,917,451
    Cost of shares redeemed                                       (28,437,258)    (22,919,488)    (62,497,536)    (54,438,349)
                                                                 ------------    ------------    ------------    ------------
                                                                   28,719,873      36,943,487      29,824,792      47,648,556
                                                                 ------------    ------------    ------------    ------------
  Class B:
    Proceeds from shares sold                                       5,712,034      10,815,522       7,671,407      12,429,320
    Reinvestment of dividends                                       1,164,424       1,092,655       1,824,251       1,486,015
    Cost of shares redeemed                                        (7,346,111)     (4,647,711)     (7,724,800)     (5,406,924)
                                                                 ------------    ------------    ------------    ------------
                                                                     (469,653)      7,260,466       1,770,858       8,508,411
                                                                 ------------    ------------    ------------    ------------
  Net increase (decrease) from share transactions                  28,250,220      44,203,953      31,595,650      56,156,967
                                                                 ------------    ------------    ------------    ------------
  Net increase (decrease) in net assets                            25,045,514      49,423,447      54,781,782     125,123,819

Net Assets
  Beginning of year                                               174,339,688     124,916,241     546,168,425     421,044,606
                                                                 ------------    ------------    ------------    ------------
  End of year+                                                   $199,385,202    $174,339,688    $600,950,207    $546,168,425
                                                                 ============    ============    ============    ============
+Includes undistributed net investment income (deficit) of        $(2,224,743)    $(1,073,397)      $(404,386)    $(1,481,783)
                                                                 ============    ============    ============    ============
*Shares Issued and Redeemed
  Class A:
    Sold                                                            4,971,218       5,422,036      20,179,230      25,912,750
    Issued for dividends reinvested                                   671,503         549,544       9,084,550       9,743,823
    Redeemed                                                       (2,815,735)     (2,282,798)    (19,825,583)    (19,071,100)
                                                                 ------------    ------------    ------------    ------------
    Net increase (decrease) in Class A shares outstanding           2,826,986       3,688,782       9,438,197      16,585,473
                                                                 ============    ============    ============    ============
  Class B:
    Sold                                                              562,738       1,080,259       2,440,270       4,363,332
    Issued for dividends reinvested                                   115,116         108,648         579,255         517,968
    Redeemed                                                         (725,530)       (463,573)     (2,457,779)     (1,892,570)
                                                                 ------------    ------------    ------------    ------------
    Net increase (decrease) in Class B shares outstanding             (47,676)        725,334         561,746       2,988,730
                                                                 ============    ============    ============    ============
See notes to financial statements


Notes to Financial Statements
September 30, 2004

1. Significant Accounting Policies--First Investors Cash Management Fund, Inc. ("Cash Management Fund"), First Investors Government Fund, Inc. ("Government Fund"), First Investors Investment Grade Fund ("Investment Grade Fund"), a series of First Investors Series Fund, and First Investors Fund For Income, Inc. ("Income Fund") are registered under the Investment Company Act of 1940 (the "1940 Act") as diversified, open-end management investment companies. Each Fund accounts separately for its assets, liabilities and operations. First Investors Series Fund offers four additional series which are not included in this report. The objective of each Fund is as follows:

Cash Management Fund seeks to earn a high rate of current income consistent with the preservation of capital and maintenance of liquidity.

Government Fund seeks to achieve a significant level of current income which is consistent with security and liquidity of principal.

Investment Grade Fund seeks to generate a maximum level of income consistent with investment in investment grade debt securities.

Income Fund primarily seeks high current income and, secondarily, seeks capital appreciation.

A. Security Valuation--The Cash Management Fund values its portfolio securities in accordance with the amortized cost method of valuation under Rule 2a-7 of the 1940 Act. Amortized cost is an approximation of market value of an instrument, whereby the difference between its acquisition cost and market value at maturity is amortized on a straight-line basis over the remaining life of the instrument. The effect of changes in the market value of a security as a result of fluctuating interest rates is not taken into account and thus the amortized cost method of valuation may result in the value of a security being higher or lower than its actual market value. With respect to each of the other Funds, except as provided below, a security listed or traded on an exchange or the Nasdaq Stock Market is valued at its last sale price on the exchange or market where the security is principally traded, and lacking any sales, the security is valued at the mean between the closing bid and asked prices. Securities traded in the over-the-counter ("OTC") market (including securities listed on exchanges whose primary market is believed to be OTC) are valued at the mean between the last bid and asked prices based upon quotes furnished by a market maker for such securities. Securities may also be priced by a pricing service approved by the applicable Fund's Board of Directors/Trustees. The pricing service considers security type, rating, market condition and yield data as well as market quotations, prices provided by market makers and other available information in determining value. Short-term debt securities that mature in 60 days or less are valued at amortized cost. If market quotations or prices are not readily available or determined to be unreliable, the securities will be valued at fair value as determined in good faith pursuant to procedures adopted by the Fund's Board of Directors/Trustees. At September 30, 2004, the Income Fund held eighteen securities that were fair valued by its Valuation Committee with an aggregate value of $1,535,472 representing .3% of the Fund's net assets.

B. Federal Income Taxes--No provision has been made for federal income taxes on net income or capital gains since it is the policy of each Fund to continue to comply with the special provisions of the Internal Revenue Code applicable to investment companies, and to make sufficient distributions of income and capital gains (in excess of any available capital loss carryovers) to relieve it from all, or substantially all, federal income taxes.

At September 30, 2004, capital loss carryovers were as follows:

                                                  Year Capital Loss Carryovers Expire
             --------------------------------------------------------------------------------------------------------
Fund                Total         2005       2007         2008          2009          2010          2011         2012
----                -----         ----       ----         ----          ----          ----          ----         ----
Government   $  5,337,388   $       --   $     --   $1,017,364   $ 2,144,197   $        --   $    54,921  $ 2,120,906
Investment
  Grade         3,507,018           --         --           --     1,715,940        27,419       407,283    1,356,376
Income        115,943,713    3,055,280    842,581    1,832,458    13,810,649    18,563,112    52,099,335   25,740,298

C. Distributions to Shareholders--The Cash Management Fund declares distributions daily and pays distributions monthly. Distributions are declared from the total of net investment income plus or minus all realized short-term gains and losses on investments. Dividends from net investment income of each of the other Funds are generally declared daily and paid monthly and distributions from net realized capital gains, if any, are generally declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for mortgage-backed securities, capital loss carryforwards and post-October capital losses.

D. Use of Estimates--The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

September 30, 2004


E. Expense Allocation--Expenses directly charged or attributable to a Fund are paid from the assets of that Fund. General expenses of First Investors Series Fund are allocated among and charged to the assets of each Fund in First Investors Series Fund on a fair and equitable basis, which may be based on the relative assets of each Fund or the nature of the services performed and relative applicability to each Fund.

F. Other--Security transactions are accounted for on the date the securities are purchased or sold. Cost is determined, and gains and losses are based, on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is recorded on the ex-dividend date. Interest income and estimated expenses are accrued daily. Bond discounts and premiums are accreted or amortized using the interest method. For the year ended September 30, 2004, the Bank of New York, custodian for the Funds, has provided total credits in the amount of $18,504 against custodian charges based on the uninvested cash balances of the Funds. The Funds also reduced expenses through brokerage service arrangements. For the year ended September 30, 2004, the Funds expenses were reduced by $4,464 under these arrangements.

2. Security Transactions--For the year ended September 30, 2004, purchases and sales (including pay-downs on Government Fund) of securities and long-term U.S. Government obligations (excluding short-term U.S. Government obligations and short-term securities) were as follows:

                                                             Long-Term U.S.
                                   Securities        Government Obligations
                  ---------------------------   ---------------------------
                       Cost of       Proceeds        Cost of       Proceeds
Fund                 Purchases     from Sales      Purchases     from Sales
----              ------------   ------------   ------------   ------------
Government        $         --   $         --   $116,077,886   $124,319,095
Investment Grade    34,651,770     15,689,522      5,948,678         69,380
Income             231,996,544    196,511,958             --      5,500,000

At September 30, 2004, aggregate cost and net unrealized appreciation (depreciation) of securities for federal income tax purposes were as follows:

                                                                        Net
                                        Gross          Gross     Unrealized
                     Aggregate     Unrealized     Unrealized   Appreciation
Fund                      Cost   Appreciation   Depreciation  (Depreciation)
----              ------------   ------------   ------------   ------------
Government        $188,470,712    $ 2,691,125    $   420,176   $  2,270,949
Investment Grade   187,757,276      8,852,625      2,214,685      6,637,940
Income             620,732,092     36,922,268     62,310,003    (25,387,735)

3. Advisory Fee and Other Transactions With Affiliates--Certain officers and directors/trustees of the Funds are officers and directors of the Funds' investment adviser, First Investors Management Company, Inc. ("FIMCO"), its underwriter, First Investors Corporation ("FIC"), its transfer agent, Administrative Data Management Corp. ("ADM") and/or First Investors Federal Savings Bank ("FIFSB"), custodian of the Funds' retirement accounts. Directors/trustees of the Funds who are not "interested persons" of the Funds as defined in the 1940 Act are remunerated by the Funds. For the year ended September 30, 2004, total directors/trustees fees accrued by the Funds amounted to $41,657.

The Investment Advisory Agreements provide as compensation to FIMCO an annual fee, payable monthly, at the following rates:

Cash Management Fund--.50% of the Fund's average daily net assets. FIMCO has voluntarily waived $619,825 in advisory fees to limit the Fund's overall expense ratio to .70% on Class A shares and 1.45% on Class B shares.

Government Fund--1% on the first $200 million of the Fund's average daily net assets, .75% on the next $300 million, declining by .03% on each $250 million thereafter, down to .66% on average daily net assets over $1 billion. FIMCO has voluntarily waived $920,409 in advisory fees to limit the Fund's overall expense ratio to 1.10% on Class A shares and 1.85% on Class B shares.

Investment Grade Fund--.75% on the first $300 million of the Fund's average daily net assets, .72% on the next $200 million, .69% on the next $250 million, and .66% on average daily net assets over $750 million. FIMCO has voluntarily waived $410,712 in advisory fees to limit the Fund's overall expense ratio to 1.10% on Class A shares and 1.85% on Class B shares.

Income Fund--.75% on the first $250 million of the Fund's average daily net assets, declining by .03% on each $250 million thereafter, down to .66% on average daily net assets over $750 million.

For the year ended September 30, 2004, total advisory fees accrued to FIMCO by the Funds were $8,483,837 of which $1,950,946 was waived as noted above.

For the year ended September 30, 2004, FIC, as underwriter, received $4,642,815 in commissions from the sale of shares of the Funds after allowing $64,196 to other dealers. Shareholder servicing costs included $1,904,622 in transfer agent fees accrued to ADM and $406,895 in retirement accounts custodian fees accrued to FIFSB.

September 30, 2004


Pursuant to Distribution Plans adopted under Rule 12b-1 of the 1940 Act, each Fund, other than the Cash Management Fund, is authorized to pay FIC a fee up to .30% of the average daily net assets of the Class A shares on an annual basis, payable monthly. Each Fund, including the Cash Management Fund, is authorized to pay FIC a fee up to 1% of the average daily net assets of the Class B shares on an annual basis, payable monthly. The fee consists of a distribution fee and a service fee. The service fee is paid for the ongoing servicing of clients who are shareholders of that Fund. For the year ended September 30, 2004, the fees paid under the distribution plans by Government Fund and Investment Grade Fund were limited to .25% on Class A shares and 1% on Class B shares. The distribution fees paid by Cash Management Fund were limited to .75% on Class B shares.

4. Restricted Securities -- Certain restricted securities are exempt from the registration requirements under Rule 144A of the Securities Act of 1933 and may only be sold to qualified institutional investors. At September 30, 2004, Cash Management Fund held one 144A security with a value of $3,803,017 representing 2.2% of the Fund's net assets, Investment Grade Fund held nine 144A securities with an aggregate value of $13,645,603 representing 6.8% of the Fund's net assets and Income Fund held twenty-six 144A securities with an aggregate value of $89,676,029 representing 14.9% of the Fund's net assets. Cash Management Fund also held eight Section 4(2) securities with an aggregate value of $33,968,397 representing 19.3% of the Fund's net assets. These securities are valued as set forth in Note 1A.

5. High Yield Credit Risk -- The investments of Income Fund in high yield securities whether rated or unrated may be considered speculative and subject to greater market fluctuations and risks of loss of income and principal than lower-yielding, higher-rated, fixed-income securities. The risk of loss due to default by the issuer may be significantly greater for holders of high-yielding securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.

6. Capital -- Cash Management Fund sell two classes of shares, Class A and Class B, each without an initial sales charge. Class B shares may only be acquired through an exchange of Class B shares from another First Investors eligible fund or through the reinvestment of dividends on Class B shares and are generally subject to a contingent deferred sales charge at the rate of 4% in the first year and declining to 0% over a six-year period, which is payable to FIC as underwriter of the Funds. Each of the other Funds also sells two classes of shares, Class A and Class B, each with a public offering price that reflects different sales charges and expense levels. Class A shares are sold with an initial sales charge of up to 5.75% of the amount invested and together with the Class B shares are subject to distribution plan fees as described in

Note 3. Class B shares are sold without an initial sales charge, but are generally subject to a contingent deferred sales charge which declines in steps from 4% to 0% over a six-year period. Class B shares automatically convert into Class A shares after eight years. Realized and unrealized gains or losses, investment income and expenses (other than distribution plan fees) are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Of the 5,000,000,000 $.01 par value shares originally authorized by the Cash Management Fund, the Fund has designated 2,500,000,000 shares as Class A and 2,500,000,000 shares as Class B. Of the 1,000,000,000 $.01 par value shares originally authorized by the Government Fund and of the 1,000,000,000 $1.00 par value shares originally authorized by the Income Fund, each Fund has designated 500,000,000 shares as Class A and 500,000,000 shares as Class B. First Investors Series Fund, of which Investment Grade Fund is a series, has established an unlimited number of no par value shares of beneficial interest for both Class A and Class B shares.

7. Tax Components of Capital and Distributions to Shareholders -- The tax character of distributions declared for the years ended September 30, 2004 and September 30, 2003 consisted entirely of ordinary income as follows:

                                             Distributions Declared
                                               from Ordinary Income
                                  ---------------------------------
Fund                                     in 2004            in 2003
----                              --------------     --------------
Cash Management                      $   879,808        $ 1,182,333
Government                             8,954,783          9,383,651
Investment Grade                       9,435,584          7,885,151
Income                                41,663,183         40,865,461

As of September 30, 2004, the components of distributable earnings on a tax basis were:

                                                                      Total
                 Undistributed        Capital     Unrealized  Distributable
                      Ordinary           Loss   Appreciation       Earnings
Fund                    Income      Carryover  (Depreciation)      (Deficit)
----              ------------   ------------   ------------   ------------
Government          $   47,109   $ (5,337,388)   $   825,985   $ (4,464,294)
Investment Grade       314,141     (3,507,018)     6,637,940      3,445,063
Income               1,403,772   (115,943,713)   (34,646,973)  (149,186,914)

Financial Highlights
FIRST INVESTORS

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each fiscal year ended September 30.

---------------------------------------------------------------------------------------------------------------------------------
                                                            P E R   S H A R E   D A T A
             ------------------------------------------------------------------------------------------------------------------
                                                                            Less Distributions
                                           Investment Operations                          from
                        ----------------------------------------     -------------------------
             Net Asset                Net Realized                                                                 Net Asset
                Value,         Net  and Unrealized    Total from            Net            Net                        Value,
             Beginning  Investment  Gain (Loss) on    Investment     Investment       Realized          Total         End of
               of Year      Income     Investments    Operations         Income           Gain  Distributions           Year
---------------------------------------------------------------------------------------------------------------------------------
CASH MANAGEMENT FUND
--------------------
Class A
-------
2000            $ 1.00       $.054            $ --         $.054          $.054           $ --          $.054         $ 1.00
2001              1.00        .050              --          .050           .050             --           .050           1.00
2002              1.00        .014              --          .014           .014             --           .014           1.00
2003              1.00        .006              --          .006           .006             --           .006           1.00
2004              1.00        .005              --          .005           .005             --           .005           1.00

Class B
-------
2000              1.00        .046              --          .046           .046             --           .046           1.00
2001              1.00        .040              --          .040           .040             --           .040           1.00
2002              1.00        .006              --          .006           .006             --           .006           1.00
2003              1.00        .001              --          .001           .001             --           .001           1.00
2004              1.00          --              --            --             --             --             --           1.00

---------------------------------------------------------------------------------------------------------------------------------
GOVERNMENT FUND
---------------
Class A
-------
2000            $10.93       $ .65           $ .02         $ .67          $ .66           $ --          $ .66         $10.94
2001             10.94         .64             .48          1.12            .65             --            .65          11.41
2002             11.41         .59             .09           .68            .59             --            .59          11.50
2003             11.50         .54            (.19)          .35            .54             --            .54          11.31
2004             11.31         .51            (.18)          .33            .51             --            .51          11.13

Class B
-------
2000             10.92         .57             .02           .59            .58             --            .58          10.93
2001             10.93         .55             .49          1.04            .56             --            .56          11.41
2002             11.41         .50             .09           .59            .51             --            .51          11.49
2003             11.49         .45            (.19)          .26            .45             --            .45          11.30
2004             11.30         .43            (.18)          .25            .43             --            .43          11.12

---------------------------------------------------------------------------------------------------------------------------------





------------------------------------------------------------------------------------------------------------------
                                 R A T I O S / S U P P L E M E N T A L   D A T A
                  ------------------------------------------------------------------------------------------------
                                                                             Ratio to Average Net
                                                Ratio to Average Net        Assets Before Expenses
                                                      Assets**                 Waived or Assumed
                                              -----------------------       -----------------------
                                Net Assets                        Net                           Net      Portfolio
                   Total       End of Year                 Investment                    Investment       Turnover
                  Return*    (in millions)    Expenses         Income       Expenses   Income (Loss)          Rate
------------------------------------------------------------------------------------------------------------------
CASH MANAGEMENT FUND
--------------------
Class A
-------
2000                5.50%             $182         .80%          5.36%          1.08%          5.08%            --
2001                4.63               204         .80           4.52            .99           4.33             --
2002                1.38               193         .80           1.38            .90           1.28             --
2003                 .62               179         .78            .62            .97            .43             --
2004                 .50               171         .70            .50           1.05            .15             --

Class B
-------
2000                4.72                 2        1.55           4.61           1.83           4.33             --
2001                3.85                 4        1.55           3.77           1.74           3.58             --
2002                 .63                 6        1.55            .63           1.65            .53             --
2003                 .05                 6        1.34            .06           1.53           (.13)            --
2004                  --                 5        1.20             --           1.55           (.35)            --

------------------------------------------------------------------------------------------------------------------
GOVERNMENT FUND
---------------
Class A
-------
2000                6.38%             $124        1.12%          6.05%          1.55%          5.62%            26%
2001               10.49               137        1.10           5.70           1.53           5.27             59
2002                6.16               168        1.10           5.21           1.56           4.75             75
2003                3.08               184        1.10           4.69           1.58           4.21             65
2004                3.01               179        1.10           4.59           1.56           4.13             60

Class B
-------
2000                5.56                 3        1.87           5.30           2.30           4.87             26
2001                9.77                 6        1.85           4.95           2.28           4.52             59
2002                5.29                16        1.85           4.46           2.31           4.00             75
2003                2.33                21        1.85           3.94           2.33           3.46             65
2004                2.25                17        1.85           3.84           2.31           3.38             60

------------------------------------------------------------------------------------------------------------------


FIRST INVESTORS

---------------------------------------------------------------------------------------------------------------------------------
                                                              P E R   S H A R E   D A T A
               ------------------------------------------------------------------------------------------------------------------
                                                                                 Less Distributions
                                                Investment Operations                          from
                             ----------------------------------------     -------------------------
               Net Asset                   Net Realized                                                                 Net Asset
                  Value,            Net  and Unrealized    Total from            Net            Net                        Value,
               Beginning     Investment  Gain (Loss) on    Investment     Investment       Realized          Total         End of
                 of Year         Income     Investments    Operations         Income           Gain  Distributions           Year
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT GRADE FUND
---------------------
Class A
-------
2000              $ 9.66          $ .60           $(.14)        $ .46          $ .58           $.01          $ .59         $ 9.53
2001                9.53            .61             .41          1.02            .63             --            .63           9.92
2002+               9.92            .55             .07           .62            .58             --            .58           9.96
2003                9.96            .51             .35           .86            .54             --            .54          10.28
2004               10.28            .47            (.11)          .36            .53             --            .53          10.11

Class B
-------
2000                9.67            .54            (.14)          .40            .52            .01            .53           9.54
2001                9.54            .54             .41           .95            .56             --            .56           9.93
2002+               9.93            .48             .06           .54            .51             --            .51           9.96
2003                9.96            .43             .36           .79            .47             --            .47          10.28
2004               10.28            .38            (.11)          .27            .45             --            .45          10.10

---------------------------------------------------------------------------------------------------------------------------------
INCOME FUND
-----------
Class A
-------
2000              $ 3.92          $ .35          $ (.26)        $ .09          $ .38           $ --          $ .38         $ 3.63
2001                3.63            .33            (.68)         (.35)           .35             --            .35           2.93
2002+               2.93            .26            (.29)         (.03)           .26             --            .26           2.64
2003                2.64            .24             .41           .65            .24             --            .24           3.05
2004                3.05            .23             .13           .36            .23             --            .23           3.18

Class B
-------
2000                3.90            .33            (.26)          .07            .36             --            .36           3.61
2001                3.61            .31            (.67)         (.36)           .33             --            .33           2.92
2002+               2.92            .24            (.30)         (.06)           .23             --            .23           2.63
2003                2.63            .23             .41           .64            .22             --            .22           3.05
2004                3.05            .21             .12           .33            .20             --            .20           3.18

---------------------------------------------------------------------------------------------------------------------------------

  * Calculated without sales charges.

 ** Net of expenses waived or assumed (Note 3).

  + Prior to October 1, 2001, the Income Fund and the Investment Grade
    Fund did not amortize premiums on debt securities. The per share data and ratios prior to October 1, 2001 have not been restated. The cumulative effect of this accounting change had no impact on the total net assets of the Funds.

See notes to financial statements





------------------------------------------------------------------------------------------------------------------
                                 R A T I O S / S U P P L E M E N T A L   D A T A
                  ------------------------------------------------------------------------------------------------
                                                                             Ratio to Average Net
                                                Ratio to Average Net        Assets Before Expenses
                                                      Assets**                 Waived or Assumed
                                              -----------------------       -----------------------
                                Net Assets                        Net                           Net      Portfolio
                   Total       End of Year                 Investment                    Investment       Turnover
                  Return*    (in millions)    Expenses         Income       Expenses         Income           Rate
------------------------------------------------------------------------------------------------------------------
INVESTMENT GRADE FUND
---------------------
Class A
-------
2000                5.03%             $ 47        1.10%          6.36%          1.35%          6.11%            62%
2001               10.93                65        1.10           6.22           1.28           6.04             21
2002+               6.48               102        1.10           5.63           1.33           5.40             13
2003                8.94               144        1.10           4.85           1.35           4.60              6
2004                3.57               170        1.10           4.49           1.32           4.27              9

Class B
-------
2000                4.31                 8        1.80           5.66           2.05           5.41             62
2001               10.15                13        1.84           5.48           2.02           5.30             21
2002+               5.61                23        1.85           4.88           2.08           4.65             13
2003                8.17                31        1.85           4.10           2.10           3.85              6
2004                2.74                30        1.85           3.74           2.07           3.52              9

------------------------------------------------------------------------------------------------------------------
INCOME FUND
-----------
Class A
-------
2000                2.46%             $501        1.29%          9.55%           N/A            N/A             14%
2001              (10.20)              418        1.30           9.81            N/A            N/A             18
2002+              (1.52)              397        1.35           8.90            N/A            N/A             20
2003               25.78               509        1.34           8.38            N/A            N/A             31
2004               12.06               561        1.29           7.35            N/A            N/A             37

Class B
-------
2000                1.81                23        1.99           8.85            N/A            N/A             14
2001              (10.62)               22        2.00           9.11            N/A            N/A             18
2002+              (2.33)               24        2.05           8.20            N/A            N/A             20
2003               25.24                37        2.04           7.68            N/A            N/A             31
2004               11.22                40        1.99           6.65            N/A            N/A             37

------------------------------------------------------------------------------------------------------------------


Report of Independent Registered Public Accounting Firm

To the Shareholders and Boards of Directors/Trustees of First Investors Cash Management Fund, Inc.
First Investors Government Fund, Inc.
First Investors Series Fund
First Investors Fund For Income, Inc.

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the First Investors Cash Management Fund, Government Fund, Investment Grade Fund (a series of First Investors Series Fund) and Fund For Income as of September 30, 2004, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2004, by correspondence with the custodian and brokers. Where brokers have not replied to our confirmation request, we have carried out other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of First Investors Cash Management Fund, Government Fund, Investment Grade Fund and Fund For Income as of September 30, 2004, and the results of their operations for the year then ended and changes in their net assets for each of the two years in the period then ended and their financial highlights for the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                       Tait, Weller & Baker

Philadelphia, Pennsylvania
November 1, 2004

This page intentionally left blank.


FIRST INVESTORS TAXABLE BOND AND MONEY MARKET FUNDS
Directors/Trustees and Officers*

                              Position(s)
                              Held with                Principal                Number of       Other
                              Funds and                Occupation(s)            Portfolios in   Trusteeships
Name, Year of Birth           Length of                During Past              Fund Complex    Directorships
and Address                   Service                  5 Years                  Overseen        Held
-------------------           ------------------       ------------------       ------------    ------------

                                  DISINTERESTED DIRECTORS/TRUSTEES

Robert M. Grohol  1932        Director/Trustee         None/Retired             50              None
c/o First Investors           since 6/30/00
Management Company, Inc.
95 Wall Street
New York, NY 10005

Rex R. Reed   1922            Director/Trustee         None/Retired             50              None
c/o First Investors           since 3/31/84
Management Company, Inc.
95 Wall Street
New York, NY 10005

Herbert Rubinstein  1921      Director/Trustee         None/Retired             50              None
c/o First Investors           since 9/20/79
Management Company, Inc.
95 Wall Street
New York, NY 10005

James M. Srygley  1932        Director/Trustee         Owner                    50              None
c/o First Investors           since 1/19/95            Hampton
Management Company, Inc.                               Properties
95 Wall Street
New York, NY 10005

Robert F. Wentworth  1929     Director/Trustee         None/Retired             50              None
c/o First Investors           since 10/15/92
Management Company, Inc.
95 Wall Street
New York, NY 10005





                              Position(s)
                              Held with                Principal                Number of       Other
                              Funds and                Occupation(s)            Portfolios in   Trusteeships
Name, Year of Birth           Length of                During Past              Fund Complex    Directorships
and Address                   Service                  5 Years                  Overseen        Held
-------------------           ------------------       ------------------       ------------    ------------

                                            INTERESTED DIRECTORS/TRUSTEES**

Glenn O. Head  1925           Director/Trustee         Chairman of              50              None
c/o First Investors           since 1968               First Investors
Management Company, Inc.                               Corporation,
95 Wall Street                                         First Investors
New York, NY 10005                                     Consolidated
                                                       Corporation,
                                                       First Investors
                                                       Management
                                                       Company, Inc., and
                                                       Administrative Data
                                                       Management Corp.,
                                                       and officer of
                                                       other affiliated
                                                       companies***

Kathryn S. Head  1955         Director/Trustee         Vice President           50              None
c/o First Investors           since 3/17/94            of First Investors
Management Company, Inc.                               Corporation,
581 Main Street               President                President of
Woodbridge, NJ 07095          since 11/15/01           First Investors
                                                       Consolidated
                                                       Corporation,
                                                       President of
                                                       First Investors
                                                       Management
                                                       Company, Inc.,
                                                       President of
                                                       Administrative Data
                                                       Management Corp.,
                                                       Chairman of
                                                       First Investors
                                                       Federal Savings
                                                       Bank and
                                                       officer of
                                                       other affiliated
                                                       companies***





FIRST INVESTORS TAXABLE BOND AND MONEY MARKET FUNDS
Directors/Trustees and Officers* (continued)

                              Position(s)
                              Held with                Principal                Number of       Other
                              Funds and                Occupation(s)            Portfolios in   Trusteeships
Name, Year of Birth           Length of                During Past              Fund Complex    Directorships
and Address                   Service                  5 Years                  Overseen        Held
-------------------           ------------------       ------------------       ------------    ------------

                                   INTERESTED DIRECTORS/TRUSTEES (continued)

John T. Sullivan  1932        Director/Trustee         Of Counsel               50              None
c/o First Investors           since 9/20/79            Hawkins,
Management Company, Inc.                               Delafield &
95 Wall Street                                         Wood; Director
New York, NY 10005                                     and Chairman
                                                       of Executive
                                                       Committee of
                                                       First Investors
                                                       Corporation

  * Each Director/Trustee serves for an indefinite term with the Funds, until his/her successor is elected.

 ** Mr. Head and Ms. Head are interested directors/trustees because
    (a) they are indirect owners of more than 5% of the voting stock of the adviser and principal underwriter of the Funds, (b) they are officers, directors and employees of the adviser and principal underwriter of the Funds, and (c) they are officers of the Funds. Ms.
    Head is the daughter of Mr. Head. Mr. Sullivan is an interested director/trustee because he is a director and Chairman of the Executive Committee of First Investors Corporation and he indirectly owns securities issued by the adviser and principal underwriter of the Funds.

*** Other affiliated companies consist of: First Investors Realty
    Company, Inc., First Investors Life Insurance Company, First
    Investors Leverage Corporation, Route 33 Realty Corporation, First
    Investors Credit Funding Corporation, N.A.K. Realty Corporation, Real
    Property Development Corporation, School Financial Management
    Services, Inc., First Investors Federal Savings Bank, First Investors
    Credit Corporation and First Investors Resources, Inc.





                               Position(s)
                               Held with                Principal                Number of       Other
                               Funds and                Occupation(s)            Portfolios in   Trusteeships
Name, Year of Birth            Length of                During Past              Fund Complex    Directorships
and Address                    Service                  5 Years                  Overseen        Held
-------------------            ------------------       ------------------       ------------    ------------

                                   OFFICERS WHO ARE NOT DIRECTORS/TRUSTEES

Joseph I. Benedek  1957        Treasurer                Treasurer                50              None
c/o First Investors            since 1988               and Principal
Management Company, Inc.                                Accounting Officer
581 Main Street
Woodbridge, NJ 07095

George V. Ganter  1952         Vice President           Portfolio Manager        2               None
c/o First Investors            since 2000               of First Investors
Management Company, Inc.                                Management
95 Wall Street                                          Company, Inc.
New York, NY 10005

Michael J. O'Keefe  1965       Vice President           Portfolio Manager        3               None
c/o First Investors            since 1996               of First Investors
Management Company, Inc.                                Management
95 Wall Street                                          Company, Inc.
New York, NY 10005

Clark D. Wagner  1959          Vice President           Director of              27              None
c/o First Investors            since 1991               Fixed Income
Management Company, Inc.                                (previously Chief
95 Wall Street                                          Investment Officer)
New York, NY 10005                                      of First Investors
                                                        Management
                                                        Company, Inc.

FIRST INVESTORS TAXABLE BOND AND MONEY MARKET FUNDS


Shareholder Information
-----------------------

Investment Adviser
First Investors Management Company, Inc.
95 Wall Street
New York, NY 10005

Underwriter
First Investors Corporation
95 Wall Street
New York, NY 10005

Custodian
The Bank of New York
One Wall Street
New York, NY 10286

Legal Counsel
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, N.W.
Washington, DC 20036

Auditors
Tait, Weller & Baker
1818 Market Street
Philadelphia, PA 19103

Transfer Agent
Administrative Data Management Corp.
581 Main Street
Woodbridge, NJ 07095-1198

FIRST INVESTORS TAXABLE BOND AND MONEY MARKET FUNDS


Shareholder Information
-----------------------

The Cash Management Fund is a money market fund and seeks to maintain a stable net asset value of $1.00 per share. However, there can be no assurance that the Fund will be able to do so or achieve its investment objective. An investment in the Fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.

It is the Funds' practice to mail only one copy of their annual and semi-annual reports to all family members who reside in the same household. Additional copies of the reports will be mailed if requested by any shareholder in writing or by calling 800-423-4026. The Funds will ensure that separate reports are sent to any shareholder who subsequently changes his or her mailing address.

This report is authorized for distribution only to existing shareholders, and, if given to prospective shareholders, must be accompanied or preceded by the Funds' prospectus.

The Statement of Additional Information includes additional information about the Funds' directors/trustees and is available, without charge, upon request in writing or by calling 800-423-4026.

A description of the policies and procedures that the Funds use to vote proxies relating to a portfolio's securities is available, without charge, upon request by calling toll free 800-423-4026 or can be viewed online or downloaded from the EDGAR database on the Securities and Exchange Commission's ("SEC") internet website at http://www.sec.gov. In addition, commencing on August 31, 2004, information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, will be available, without charge, upon request in writing or by calling 800-423-4026 and on the SEC's internet website at http://www.sec.gov.

The Funds will file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year (beginning the 1st quarter ending December 31, 2004) on Form N-Q. The Funds' Form N-Q will be available on the SEC's website at http://www.sec.gov; and may also be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330. The schedule of portfolio holdings will also be available, without charge, upon request in writing or by calling 800-423-4026.

NOTES

NOTES

NOTES

Item 2.  Code of Ethics

As of the end of the period, September 30, 2004, the Registrant has adopted a Code of Ethics that applies to the First Investors Funds' ("Funds") principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Funds or a third party. A copy of the code of ethics is attached to this report as Exhibit A.

During the period of the report, there have been no amendments to the Code of Ethics or waivers, implicit or otherwise, from its provisions.


Item 3.  Audit Committee Financial Expert

The independent director currently serving as the audit committee financial expert is Robert F. Wentworth.

The Registrant's Board has unanimously determined that Mr. Wentworth satisfied the definition of an audit committee financial expert as set forth in the instructions to Form N-CSR under the Investment
Company Act of 1940.  Specifically, the Board determined that
Mr. Wentworth has all of the following: (i) an understanding of generally accepted accounting principles and financial statements; (ii) the ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves; (iii) experience preparing, auditing, analyzing or evaluating financial statements that present the breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the Funds' financial statements, or experience actively supervising one or more persons engaged in such activities; (iv) an understanding of internal controls and procedures for financial reports; and (v) an understanding of audit committee functions. Furthermore, he had acquired these attributes through education and many years of relevant experience in various financial positions with American Telephone and Telegraph Company, including the positions of Director - Accounting, Director - Finance, Director - Financial Reporting and Analysis, Controller, and Director of Business Planning. Mr. Wentworth also has many years experience serving on the Audit Committees of First Investors Funds and other organizations. Finally, Mr. Wentworth is independent as defined in the instructions to the Form.


Item 4.  Principal Accountant Fees and Services

					  	Fiscal Year Ended
						September 30,
						-----------------
						   2004      2003
						   ----	     ----
(a) Audit Fees
     First Investors
	Cash Management Fund, Inc.	       $ 17,400  $ 17,400
	Government Fund, Inc.			 20,400	   20,400
	Investment Grade Fund (a series of
		First Investors Series Fund)     11,900	   11,900
	Fund For Income, Inc.			 34,900	   34,900

(b) Audit-Related Fees
     First Investors
	Cash Management Fund, Inc.	       $      0	 $	0
	Government Fund, Inc.			      0	    	0
	Investment Grade Fund (a series of
		First Investors Series Fund)	      0	       	0
	Fund For Income, Inc.			      0	        0

(c) Tax Fees
     First Investors
	Cash Management Fund, Inc.	       $  2,500  $  2,500
	Government Fund, Inc.			  3,500	    3,500
	Investment Grade Fund (a series of
		First Investors Series Fund)      3,500	    3,500
	Fund For Income, Inc.			  3,500	    3,500

    Nature of fees:  tax returns preparation and tax compliance

(d) All Other Fees
     First Investors
	Cash Management Fund, Inc.	       $      0	 $ 	0
	Government Fund, Inc.			      0	    	0
	Investment Grade Fund (a series of
		First Investors Series Fund)	      0	       	0
	Fund For Income, Inc.			      0	        0


(e)(1) Audit committee's pre-approval policies

The Audit Committee has adopted a charter under which it has the duties, among other things,

	(a)	to pre-approve, and to recommend to the full Board, the
selection, retention or termination of the independent auditors to provide audit, review or attest services to the Funds and, in connection therewith, evaluate the independence of the auditors and to obtain the auditors' specific representations as to their independence;

	(b)	to pre-approve all non-audit services to be provided to
the Funds by the independent auditor;

	(c)	to pre-approve all non-audit services to be provided by
the Funds' independent auditor to the Funds' investment adviser or to any entity that controls, is controlled by or is under common control with the Funds investment adviser ("adviser affiliate") and that provides ongoing services to the Funds, if the engagement relates directly to the operations and financial reporting of the Funds;

	(d)	to establish, if deemed necessary or appropriate as an
alternative to Audit Committee pre-approved of services to be provided by the independent auditor as required by paragraphs (b) and (c) above, policies and procedures to permit such services to be pre-approved by other means, such as by action of a designated member and members of the Audit Committee, subject to subsequent Committee review and oversight;

	(e)	to consider whether the non-audit services provided by the
Funds' independent auditors to the Funds' investment adviser or any adviser affiliate that provides ongoing services to the Funds, which services were not pre-approved by the Audit Committee, are compatible with maintaining the auditors' independence;

	(f)	to meet with the Funds' independent auditors, including
meetings without management representatives, as necessary (i) to review the arrangements for, and scope of, the annual audit, any special audits and any other services to be provided to the Fund's by the auditors; (ii) to discuss any matters of concern relating to the Fund's financial statements, including any adjustments to such statements recommended by the auditors, or other results of said audit(s); and (iii) to review the form of opinion the auditors propose to render to the Board and shareholders;

	(g)	to receive and consider (i) information and comments from
the auditors with respect to the Funds' accounting and financial reporting policies, procedures and internal control over financial reporting (including the Funds' critical accounting policies and practices) and to consider management's responses to any such comments; (ii) reports from the auditors regarding any material written communications between the auditors and management; and (iii) reports from the auditors regarding all non-audit services provided to any entity in the Funds' investment company complex that were not pre-approved by the Audit Committee or pursuant to pre-approved policies and procedures established by the Audit Committee and associated fees;

	(h)	to consider the effect upon the Funds of any changes in
accounting principles or practices proposed by management or the auditors;

	(i)	to review and approve the fees proposed to be charged to the
Funds by the auditors for each audit and non-audit service;

	(j)	to receive reports from Fund management in connection with
the required certifications on Form N-CSR under the 1940 Act of any significant deficiencies in the design or operation of the Funds' internal control over financial reporting or material weakness therein and any reported evidence of fraud, whether or not material, involving management or other employees of the Funds who have a significant role in the Funds' internal control over financial reporting;

	(k)	to investigate improprieties or suspected improprieties in
the Funds' accounting or financial reporting brought to the attention of the Audit Committee;

	(l)	to receive and consider reports from attorneys, in
accordance with the "Up-the-Ladder" Reporting Policies for attorneys who appear or practice before the Securities and Exchange Commission in the representation of the Funds and in accordance with applicable federal law, and auditors relating to possible material violations of federal or state law or fiduciary duty;

	(m)	to report its activities to the full Board on a regular
basis and to make such recommendations with respect to the above and other matters as the Audit Committee may deem necessary or appropriate;

	(n)	to meet with the Treasurer of the Funds and, as necessary,
with internal auditors, if any, for the management company; and

	(o)	to perform such other functions and to have such powers as
may be necessary or appropriate in the efficient and lawful discharge of the powers provided in this Charter.



(e)(2) None, or 0%, of the services relating to the Audit-Related Fees, Tax Fees and All Other Fees paid by the Registrant and Related Entities disclosed above were approved by the audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit review or attest services, if certain conditions are satisfied).

(f) Not Applicable

(g) Aggregate non-audit fees billed by the Registrant's accountant for services rendered to the Registrant and the Registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the two fiscal years ended September 30, 2004 and 2003 were $0 and $0, respectively.

(h) Not Applicable


Item 5.  Audit Committee of Listed Registrants

	 Audit Committee Members -
		Robert M. Grohol
		Rex R. Reed
		Herbert Rubinstein
		James M. Srygley
		Robert F. Wentworth

Item 6.  Schedule of Investments

		 Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.  Disclosure of Proxy Voting Policies & Procedures for
         Closed-End Management Investment Companies

		 Not applicable to the Registrant

Item 8.  Purchases of Equity Securities by Closed-End Management
	 Investment Companies and Affiliated Purchasers

 		 Not applicable to the Registrant

Item 9.  Submission of Matters to a Vote of Security Holders

The Nominating and Compensation Committee (the "Committee") of the Board of Directors/Trustees of the First Investors Family of Funds (the "Board") was established in November 2004. The Committee is comprised of all the Independent Directors/Trustees. The Committee is responsible for, among other things, selecting and nominating persons to serve as Independent Directors/Trustees on the Board, evaluating candidates' qualifications, reviewing the composition of the Board to determine whether it may be appropriate to add other Independent Directors/Trustees, and reviewing director/trustee compensation. When the Board has, or expects to have, vacancies, the Committee shall consider shareholder recommendations for nominations to fill such vacancies if such recommendations are submitted in writing and addressed to the Committee at the Funds' offices at: First Investors Funds, 95 Wall Street, New York, NY 10005.


Item 10. Controls and Procedures

(a)	The Registrant's Principal Executive Officer and Principal
Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b)	There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 11. Exhibits

(a)	Code of Ethics - Filed herewith

(b)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 - Filed herewith

(c)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 - Filed herewith

SIGNATURES

	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant have duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Investors Cash Management Fund, Inc.
First Investors Government Fund, Inc.
First Investors Series Fund
First Investors Fund For Income, Inc.
(Registrant)

By    /S/ KATHRYN S. HEAD
	  Kathryn S. Head
	  President and Principal Executive Officer

Date:  December 7, 2004


	Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

First Investors Cash Management Fund, Inc.
First Investors Government Fund, Inc.
First Investors Series Fund
First Investors Fund For Income, Inc.
(Registrant)

By    /S/ JOSEPH I. BENEDEK
	  Joseph I. Benedek
	  Treasurer and Principal Financial Officer

Date:  December 7, 2004